PGIM Ultra Short Bond ETF

Schedule of Investments

as of May 31, 2020 (unaudited)

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 85.6%
ASSET-BACKED SECURITIES 17.0%
Automobile ABS 0.6%
Honda Auto Receivables Owner Trust, Series 2020-1, Class A3	1.610%		04/22/24	5,500	$5,625,648

Collateralized Loan Obligations 16.4%
Adams Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.100%	2.319	(c)	07/15/26	607	596,479
AGL Core CLO 4 Ltd. (Cayman Islands), Series 2020-4A, Class A, 144A, 3 Month LIBOR + 2.210%	2.893	(c)	04/20/28	8,000	7,962,120
Allegro CLO IV Ltd. (Cayman Islands), Series 2016-1A, Class AR, 144A, 3 Month LIBOR + 1.150%	2.369	(c)	01/15/30	7,000	6,867,702
Anchorage Capital CLO 8 Ltd. (Cayman Islands), Series 2016-8A, Class AR, 144A, 3 Month LIBOR + 1.000%	1.887	(c)	07/28/28	295	290,602
Apres Static CLO 2 Ltd. (Cayman Islands), Series 2020-1A, Class A, 144A, 3 Month LIBOR + 2.500%	2.934	(c)	04/15/28	4,000	3,968,445
Atlas Senior Loan Fund III Ltd. (Cayman Islands), Series 2013-1A, Class AR, 144A, 3 Month LIBOR + 0.830%	1.216	(c)	11/17/27	6,472	6,334,893
Atlas Senior Loan Fund V Ltd. (Cayman Islands), Series 2014-1A, Class AR2, 144A, 3 Month LIBOR + 1.260%	2.436	(c)	07/16/29	4,973	4,862,051
Atrium XII (Cayman Islands), Series 12A, Class AR, 144A, 3 Month LIBOR + 0.830%	1.928	(c)	04/22/27	8,204	7,991,885
Ballyrock CLO Ltd. (Cayman Islands), Series 2016-1A, Class AR, 144A, 3 Month LIBOR + 1.350%	2.569	(c)	10/15/28	625	617,053
Battalion CLO VII Ltd. (Cayman Islands), Series 2014-7A, Class A1RR, 144A, 3 Month LIBOR + 1.040%	2.175	(c)	07/17/28	2,300	2,260,048
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class AR, 144A, 3 Month LIBOR + 0.820%	1.955	(c)	01/17/28	5,431	5,308,796
Canyon CLO Ltd. (Cayman Islands), Series 2020-1A, Class A, 144A, 3 Month LIBOR + 1.920%	2.319	(c)	07/15/28	8,000	8,000,000
Catamaran CLO Ltd. (Cayman Islands),
Series 2013-1A, Class AR, 144A, 3 Month LIBOR + 0.850%	1.841	(c)	01/27/28	418	409,425
Series 2014-2A, Class A1R, 144A, 3 Month LIBOR + 1.400%	2.535	(c)	10/18/26	280	278,857
Cathedral Lake CLO Ltd. (Cayman Islands), Series 2016-4A, Class AR, 144A, 3 Month LIBOR + 1.250%	2.385	(c)	10/20/28	2,750	2,715,017
CIFC Funding Ltd. (Cayman Islands),
Series 2013-3RA, Class A1, 144A, 3 Month LIBOR + 0.980%	2.000	(c)	04/24/31	2,000	1,955,896
Series 2017-1A, Class AR, 144A, 3 Month LIBOR + 1.010%	2.119	(c)	04/23/29	5,000	4,932,645
Elevation CLO Ltd. (Cayman Islands), Series 2015-4A, Class AR, 144A, 3 Month LIBOR + 0.990%	2.125	(c)	04/18/27	422	417,510

PGIM Ultra Short Bond ETF

Schedule of Investments

as of May 31, 2020 (unaudited) (continued)

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Ellington CLO IV Ltd. (Cayman Islands), Series 2019-4A, Class A, 144A, 3 Month LIBOR + 1.840%	3.059%	(c)	04/15/29	1,900	$1,846,645
Flagship CLO VIII Ltd. (Cayman Islands), Series 2014-8A, Class ARR, 144A, 3 Month LIBOR + 0.850%	2.026	(c)	01/16/26	328	323,754
Flatiron CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 144A, 3 Month LIBOR + 0.890%	2.109	(c)	04/15/27	425	419,491
HPS Loan Management Ltd. (Cayman Islands),
Series 10A-16, Class A1R, 144A, 3 Month LIBOR + 1.140%	2.275	(c)	01/20/28	1,500	1,474,063
Series 11A-17, Class AR, 144A, 3 Month LIBOR + 1.020%	1.521	(c)	05/06/30	3,500	3,414,320
JMP Credit Advisors CLO IV Ltd. (Cayman Islands), Series 2017-1A, Class AR, 144A, 3 Month LIBOR + 1.280%	2.415	(c)	07/17/29	1,241	1,208,480
KKR CLO Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month LIBOR + 1.180%	2.399	(c)	01/15/31	1,000	977,434
KVK CLO Ltd. (Cayman Islands), Series 2018-1A, Class A, 144A, 3 Month LIBOR + 0.930%	1.307	(c)	05/20/29	500	489,469
Limerock CLO III LLC (Cayman Islands), Series 2014-3A, Class A1R, 144A, 3 Month LIBOR + 1.200%	2.335	(c)	10/20/26	78	77,215
Madison Park Funding XXX Ltd. (Cayman Islands), Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750%	1.969	(c)	04/15/29	7,325	7,132,990
Man GLG US CLO Ltd. (Cayman Islands), Series 2018-2A, Class A1R, 144A, 3 Month LIBOR + 1.240%	2.459	(c)	10/15/28	1,750	1,720,879
Midocean Credit CLO V (Cayman Islands), Series 2016-5A, Class AR, 144A, 3 Month LIBOR + 1.120%	2.255	(c)	07/19/28	2,250	2,197,091
Mountain View CLO Ltd. (Cayman Islands), Series 2013-1A, Class AR, 144A, 3 Month LIBOR + 1.250%	2.561	(c)	10/12/30	500	487,744
Mountain View CLO XIV Ltd. (Cayman Islands), Series 2019-1A, Class A1, 144A, 3 Month LIBOR + 1.490%	2.709	(c)	04/15/29	425	418,629
Oaktree CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 0.870%	2.005	(c)	10/20/27	3,734	3,673,382
Ocean Trails CLO VI (Cayman Islands), Series 2016-6A, Class AR, 144A, 3 Month LIBOR + 1.150%	2.369	(c)	07/15/28	4,125	4,067,045
OZLM XII Ltd. (Cayman Islands), Series 2015-12A, Class A1R, 144A, 3 Month LIBOR + 1.050%	1.810	(c)	04/30/27	300	295,031
OZLM XIII Ltd. (Cayman Islands), Series 2015-13A, Class A1R, 144A, 3 Month LIBOR + 1.080%	1.840	(c)	07/30/27	334	327,922
Palmer Square CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R2, 144A, 3 Month LIBOR + 1.130%	2.265	(c)	01/17/31	1,250	1,227,623

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class AR2, 144A, 3 Month LIBOR + 1.040%	1.417%(c)	02/20/30	9,954	$9,754,171
Regatta Funding LP (Cayman Islands), Series 2013-2A, Class A1R2, 144A, 3 Month LIBOR + 1.250%	2.469 (c)	01/15/29	750	740,310
Saratoga Investment Corp. CLO Ltd. (Cayman Islands), Series 2013-1A, Class AFR2, 144A, 3 Month LIBOR + 1.250%	2.385 (c)	01/20/30	1,000	986,619
SCOF-2 Ltd. (Cayman Islands), Series 2015-2A, Class AR, 144A, 3 Month LIBOR + 1.180%	2.399 (c)	07/15/28	2,250	2,239,317
Sound Point CLO XI Ltd. (Cayman Islands), Series 2016-1A, Class AR, 144A, 3 Month LIBOR + 1.100%	2.235 (c)	07/20/28	500	492,910
TCW CLO Ltd. (Cayman Islands),
Series 2017-1A, Class AR, 144A, 3 Month LIBOR + 1.030%	1.871 (c)	07/29/29	5,500	5,371,536
Series 2020-1A, Class A1, 144A, 3 Month LIBOR + 2.300%	3.060 (c)	04/20/28	8,000	7,945,601
TICP CLO I Ltd. (Cayman Islands), Series 2015-1A, Class AR, 144A, 3 Month LIBOR + 0.800%	1.935 (c)	07/20/27	452	443,134
TICP CLO III-2 Ltd. (Cayman Islands), Series 2018-3R, Class A, 144A, 3 Month LIBOR + 0.840%	1.975 (c)	04/20/28	2,510	2,470,629
TICP CLO VI Ltd. (Cayman Islands), Series 2016-6A, Class AR, 144A, 3 Month LIBOR + 1.200%	2.419 (c)	01/15/29	1,400	1,378,254
Trinitas CLO V Ltd. (Cayman Islands), Series 2016-5A, Class AR, 144A, 3 Month LIBOR + 1.390%	2.381 (c)	10/25/28	2,000	1,972,027
Venture XXI CLO Ltd. (Cayman Islands), Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880%	2.099 (c)	07/15/27	1,093	1,073,178
Vibrant CLO V Ltd. (Cayman Islands), Series 2016-5A, Class AR, 144A, 3 Month LIBOR + 1.250%	2.385 (c)	01/20/29	1,250	1,225,482
Wellfleet CLO Ltd. (Cayman Islands),
Series 2015-1A, Class AR3, 144A, 3 Month LIBOR + 1.280%	2.415 (c)	07/20/29	6,771	6,680,571
Series 2016-2A, Class A1R, 144A, 3 Month LIBOR + 1.140%	2.275 (c)	10/20/28	4,787	4,702,659
West CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 0.920%	2.055 (c)	07/18/26	33	33,278
Series 2014-2A, Class A1AR, 144A, 3 Month LIBOR + 0.870%	2.046 (c)	01/16/27	83	82,247
Westcott Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class AR, 144A, 3 Month LIBOR + 1.210%	2.345 (c)	07/20/28	4,100	4,037,423
Zais CLO 5 Ltd. (Cayman Islands), Series 2016-2A, Class A1, 144A, 3 Month LIBOR + 1.530%	2.749 (c)	10/15/28	650	633,873
Zais CLO 7 Ltd. (Cayman Islands), Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.290%	2.509 (c)	04/15/30	248	244,589

PGIM Ultra Short Bond ETF

Schedule of Investments

as of May 31, 2020 (unaudited) (continued)

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Zais CLO 8 Ltd. (Cayman Islands), Series 2018-1A, Class A, 144A, 3 Month LIBOR + 0.950%	2.169%	(c)	04/15/29	890	$871,150

					150,927,589

TOTAL ASSET-BACKED SECURITIES (cost $158,217,502)					156,553,237

COMMERCIAL MORTGAGE-BACKED SECURITIES 8.3%
BANK,
Series 2017-BNK5, Class A1	1.909		06/15/60	1,474	1,477,630
Series 2017-BNK7, Class A1	1.984		09/15/60	88	88,212
Series 2017-BNK9, Class A1	2.322		11/15/54	757	763,976
Series 2018-BN14, Class A1	3.277		09/15/60	589	605,724
BBCMS Mortgage Trust, Series 2017-C1, Class A1	2.010		02/15/50	253	253,924
Benchmark Mortgage Trust,
Series 2018-B1, Class A1	2.560		01/15/51	769	776,102
Series 2018-B4, Class A1	3.125		07/15/51	709	724,897
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A1	2.288	(cc)	11/15/50	4,884	4,922,671
CD Mortgage Trust,
Series 2016-CD1, Class A1	1.443		08/10/49	15	15,314
Series 2017-CD3, Class A1	1.965		02/10/50	69	69,248
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class A1	1.501		05/10/58	311	310,438
Series 2016-C7, Class A1	1.971		12/10/54	446	446,831
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A1	2.008		08/15/50	842	844,755
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AAB	3.477		05/10/47	434	449,408
Series 2015-GC35, Class A1	1.847		11/10/48	322	322,125
Series 2016-C1, Class A1	1.506		05/10/49	527	527,015
Series 2016-P5, Class A1	1.410		10/10/49	375	374,189
Series 2016-P6, Class A1	1.884		12/10/49	815	815,950
Series 2017-C4, Class A1	2.121		10/12/50	454	455,988
Series 2017-P8, Class A1	2.065		09/15/50	624	624,300
COMM Mortgage Trust,
Series 2012-CR4, Class A3	2.853		10/15/45	2,704	2,756,335
Series 2013-CR11, Class ASB	3.660		08/10/50	796	823,051
Series 2013-CR7, Class ASB	2.739		03/10/46	526	534,393
Series 2013-CR8, Class A4	3.334		06/10/46	2,582	2,695,988
Series 2014-CR17, Class ASB	3.598		05/10/47	601	622,081
Series 2015-CR22, Class A3	3.207		03/10/48	2,000	2,040,924
Series 2015-CR24, Class ASB	3.445		08/10/48	3,750	3,913,979
Series 2015-CR27, Class A2	2.223		10/10/48	892	894,655
Series 2015-DC1, Class A2	2.870		02/10/48	210	209,989
Series 2015-LC23, Class A2	3.221		10/10/48	1,000	1,004,001
Series 2016-CR28, Class A1	1.770		02/10/49	96	96,477
Series 2016-DC2, Class A1	1.820		02/10/49	169	169,286
Series 2017-COR2, Class A1	2.111		09/10/50	166	166,385
CSAIL Commercial Mortgage Trust,
Series 2016-C6, Class A3	2.956		01/15/49	1,642	1,645,665

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2017-C8, Class A1	1.930%		06/15/50	1,353	$1,357,273
DBJPM Mortgage Trust,
Series 2016-C3, Class A1	1.502		08/10/49	2,341	2,339,776
Series 2016-C3, Class A2	1.886		08/10/49	1,085	1,087,706
FNMA-Aces, Series 2017-M1, Class A1	2.417	(cc)	09/25/26	1,022	1,051,040
GS Mortgage Securities Trust,
Series 2013-GC14, Class A3	3.526		08/10/46	7	7,343
Series 2014-GC22, Class AAB	3.467		06/10/47	809	834,008
Series 2015-GC34, Class A2	2.075		10/10/48	684	683,979
Series 2016-GS3, Class A1	1.429		10/10/49	778	777,818
Series 2016-GS3, Class A2	2.484		10/10/49	4,552	4,566,571
Series 2016-GS4, Class A1	1.731		11/10/49	519	519,187
Series 2017-GS5, Class A1	2.045		03/10/50	1,927	1,925,940
Series 2017-GS7, Class A1	1.950		08/10/50	1,526	1,526,039
Series 2018-GS9, Class A1	2.861		03/10/51	1,931	1,961,683
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class ASB	3.144		05/15/45	1,243	1,261,687
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A4	3.363		07/15/45	2,904	3,018,268
Series 2013-C12, Class ASB	3.157		07/15/45	739	749,334
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP5, Class A1	2.086		03/15/50	57	57,061
Series 2017-JP7, Class A1	1.969		09/15/50	521	522,193
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A1	2.081		10/15/50	136	136,175
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C14, Class A3	3.669		02/15/47	87	87,368
Series 2016-C31, Class A1	1.511		11/15/49	376	376,185
Series 2017-C34, Class A1	2.109		11/15/52	623	626,906
Morgan Stanley Capital I Trust,
Series 2015-MS1, Class A1	1.638		05/15/48	49	49,117
Series 2016-BNK2, Class A1	1.424		11/15/49	68	67,817
Series 2016-UB11, Class A1	1.445		08/15/49	289	288,591
UBS Commercial Mortgage Trust,
Series 2012-C1, Class A3	3.400		05/10/45	1,356	1,383,336
Series 2017-C4, Class A1	2.129		10/15/50	145	145,139
Series 2017-C5, Class A1	2.139		11/15/50	650	654,462
Series 2017-C6, Class A1	2.344		12/15/50	5,741	5,791,151
Series 2018-C11, Class A1	3.211		06/15/51	67	68,750
Series 2018-C8, Class A1	2.659		02/15/51	2,141	2,168,141
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS2, Class A2	3.020		07/15/58	210	212,525
Series 2015-P2, Class A2B	4.740	(cc)	12/15/48	3,293	3,341,199
Series 2016-BNK1, Class A1	1.321		08/15/49	70	69,352
Series 2016-C35, Class A1	1.392		07/15/48	242	241,458
Series 2016-C37, Class A1	1.944		12/15/49	608	608,425
Series 2016-NXS6, Class A1	1.417		11/15/49	2,469	2,466,871
Series 2017-C42, Class A1	2.338		12/15/50	1,192	1,199,116

PGIM Ultra Short Bond ETF

Schedule of Investments

as of May 31, 2020 (unaudited) (continued)

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2017-RC1, Class A1	2.012%		01/15/60	9	$8,815

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $76,149,434)					76,679,711

CORPORATE BONDS 58.9%

Advertising 1.0%
Interpublic Group of Cos., Inc. (The), Sr. Unsec’d. Notes	3.750		10/01/21	8,496	8,797,816

Aerospace & Defense 0.4%
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.350		09/15/21	2,800	2,907,251
Northrop Grumman Corp., Sr. Unsec’d. Notes	2.080		10/15/20	768	771,937

					3,679,188

Agriculture 0.9%
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.500		06/15/22	5,000	5,203,331
Philip Morris International, Inc., Sr. Unsec’d. Notes	1.125		05/01/23	3,000	3,033,908

					8,237,239

Apparel 0.9%
VF Corp., Sr. Unsec’d. Notes	2.050		04/23/22	8,000	8,161,193

Auto Manufacturers 2.4%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.290%	1.186	(c)	12/10/21	750	740,302
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.470%	1.822	(c)	01/08/21	1,200	1,197,599
BMW US Capital LLC,
Gtd. Notes, 144A	1.850		09/15/21	1,668	1,670,943
Gtd. Notes, 144A	3.800		04/06/23	4,000	4,218,107
Gtd. Notes, 144A, 3 Month LIBOR + 0.370%	0.794	(c)	08/14/20	250	249,582
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%	1.721	(c)	04/12/21	893	884,750
Gtd. Notes, 144A, 3 Month LIBOR + 0.500%	0.934	(c)	08/13/21	1,465	1,446,840
Daimler Finance North America LLC,
Gtd. Notes, 144A	3.000		02/22/21	1,500	1,507,570
Gtd. Notes, 144A, 3 Month LIBOR + 0.450%	0.808	(c)	02/22/21	4,690	4,625,105
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, 3 Month LIBOR + 0.940%	1.284	(c)	03/02/21	2,855	2,810,570
Nissan Motor Acceptance Corp., Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.390%	1.701	(c)	07/13/20	410	408,134
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN,SOFR + 0.400%	0.460	(c)	10/23/20	2,400	2,396,443

					22,155,945

Banks 13.8%
ABN AMRO Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.570%	0.939	(c)	08/27/21	500	501,220
Australia & New Zealand Banking Group Ltd. (Australia), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.320%	0.768	(c)	11/09/20	450	450,453
Banco del Estado de Chile (Chile), Sr. Unsec’d. Notes, 144A	3.875		02/08/22	4,045	4,166,777

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Sr. Unsec’d. Notes, 144A	4.125%		10/07/20	2,232	$2,243,255
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes	4.800		10/18/20	300	303,429
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.660%	2.369	(c)	07/21/21	3,225	3,227,604
Sr. Unsec’d. Notes, MTN	5.000		05/13/21	1,225	1,278,049
Bank of China Ltd. (China), Sr. Unsec’d. Notes, EMTN	2.875		06/30/20	250	250,314
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.460%	1.771	(c)	04/13/21	275	276,066
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.340%	1.651	(c)	07/13/20	250	250,339
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.440%	1.181	(c)	06/15/20	1,021	1,021,302
Bank of Nova Scotia (The) (Canada), Sr. Unsec’d. Notes	1.625		05/01/23	6,000	6,106,616
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	1.700		05/12/22	5,000	5,065,547
Canadian Imperial Bank of Commerce (Canada), Sr. Unsec’d. Notes, SOFR + 0.800%	0.842	(c)	03/17/23	6,000	5,871,210
Citibank NA, Sr. Unsec’d. Notes, BKNT, 3 Month LIBOR + 0.530%	3.165	(c)	02/19/22	3,000	3,047,816
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.700%	1.596	(c)	03/10/22	5,000	5,006,944
Cooperatieve Rabobank UA (Netherlands), Sr. Unsec’d. Notes	3.125		04/26/21	2,000	2,047,603
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, SOFR + 0.450%	0.505	(c)	02/04/22	5,000	4,930,394
DIB Sukuk Ltd. (Cayman Islands), Sr. Unsec’d. Notes	3.664		02/14/22	2,400	2,456,813
Fifth Third Bank NA, Sr. Unsec’d. Notes, BKNT	1.800		01/30/23	5,000	5,079,082
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750		01/24/22	3,000	3,229,349
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.000%	1.741	(c)	03/15/21	925	928,544
Huntington National Bank (The), Sr. Unsec’d. Notes	1.800		02/03/23	6,000	6,125,092
Industrial & Commercial Bank of China Ltd. (China), Sr. Unsec’d. Notes, BKNT	2.905		11/13/20	550	554,089
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A	6.500		02/24/21	8,000	8,191,964
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%	1.995	(c)	06/21/21	1,400	1,400,193
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.623		07/18/22	1,000	1,029,400
Morgan Stanley, Sr. Unsec’d. Notes	2.750		05/19/22	3,000	3,113,493
National Australia Bank Ltd. (Australia), Sr. Unsec’d. Notes	2.500		01/12/21	1,600	1,619,279
National Securities Clearing Corp., Sr. Unsec’d. Notes, 144A	1.200		04/23/23	3,000	3,017,479

PGIM Ultra Short Bond ETF

Schedule of Investments

as of May 31, 2020 (unaudited) (continued)

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
PNC Bank NA,
Sr. Unsec’d. Notes, BKNT, 3 Month LIBOR + 0.250%	1.348%	(c)	01/22/21	500	$500,484
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.325%	0.685	(c)	02/24/23	3,000	2,960,140
QIB Sukuk Ltd. (Cayman Islands), Sr. Unsec’d. Notes	2.754		10/27/20	2,000	2,003,782
RHB Bank Bhd (Malaysia), Sr. Unsec’d. Notes, EMTN	2.503		10/06/21	1,300	1,315,472
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.730%	1.417	(c)	02/01/22	5,050	5,073,009
Santander UK PLC (United Kingdom), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.660%	1.052	(c)	11/15/21	1,000	1,000,175
Skysea International Capital Management Ltd. (British Virgin Islands), Gtd. Notes, EMTN	4.875		12/07/21	4,300	4,525,517
State Street Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.900%	1.286	(c)	08/18/20	1,127	1,128,717
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN, SOFR + 0.480%	0.532	(c)	01/27/23	7,138	6,982,341
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.280%	1.048	(c)	06/11/20	500	500,087
Truist Bank,
Sr. Unsec’d. Notes, BKNT, SOFR + 0.730%	0.901	(c)	03/09/23	2,000	1,958,149
Sr. Unsec’d. Notes, BKNT, 3 Month LIBOR + 0.590%	0.976	(c)	05/17/22	3,000	2,999,066
Truist Financial Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.570%	1.311	(c)	06/15/20	200	200,074
UBS AG (Switzerland), Sr. Unsec’d. Notes, 144A	1.750		04/21/22	7,500	7,620,949
UBS Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	2.950		09/24/20	2,000	2,015,091
US Bank NA, Sr. Unsec’d. Notes, BKNT, 3 Month LIBOR + 0.440%	0.800	(c)	05/23/22	3,700	3,687,573

					127,260,341

Chemicals 1.9%
CNAC HK Finbridge Co. Ltd. (Hong Kong),
Gtd. Notes	3.000		07/19/20	450	450,413
Gtd. Notes	4.125		03/14/21	3,750	3,802,558
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes	2.169		05/01/23	5,000	5,099,318
Sr. Unsec’d. Notes	3.766		11/15/20	2,630	2,666,226
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.710%	1.102	(c)	11/15/20	2,000	2,000,695
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	1.900		05/13/23	3,000	3,050,403

					17,069,613

Coal 0.4%
Korea Resources Corp. (South Korea), Sr. Unsec’d. Notes	3.000		04/24/22	3,200	3,265,067

Commercial Services 1.0%
PayPal Holdings, Inc., Sr. Unsec’d. Notes	1.350		06/01/23	5,000	5,080,922
Verisk Analytics, Inc., Sr. Unsec’d. Notes	5.800		05/01/21	4,000	4,178,592

					9,259,514

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Computers 2.8%
Apple, Inc.,
Sr. Unsec’d. Notes	1.700%		09/11/22	5,000	$5,154,136
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	0.948	(c)	02/09/22	2,163	2,173,608
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes	3.600		10/15/20	5,765	5,812,256
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.680%	1.464	(c)	03/12/21	5,000	4,973,261
IBM Credit LLC,
Sr. Unsec’d. Notes	2.650		02/05/21	2,000	2,031,391
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.470%	0.833	(c)	11/30/20	1,000	1,001,832
International Business Machines Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.400%	0.834	(c)	05/13/21	5,000	5,013,538

					26,160,022

Diversified Financial Services 1.7%
AIG Global Funding, Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.650%	1.748	(c)	01/22/21	4,000	4,005,908
American Express Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.525%	0.911	(c)	05/17/21	2,000	2,001,287
BOC Aviation Ltd. (Singapore), Sr. Unsec’d. Notes, 144A	2.375		09/15/21	5,000	5,006,790
Capital One Bank USA NA, Subordinated	3.375		02/15/23	4,000	4,129,099
Charles Schwab Corp. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.320%	0.694	(c)	05/21/21	350	350,370

					15,493,454

Electric 4.9%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A	5.875		12/13/21	2,000	2,121,596
Sr. Unsec’d. Notes, EMTN	3.625		06/22/21	2,500	2,550,087
American Electric Power Co., Inc., Sr. Unsec’d. Notes	3.650		12/01/21	4,000	4,158,238
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	3.600		11/01/21	750	777,537
CMS Energy Corp., Sr. Unsec’d. Notes	5.050		03/15/22	4,250	4,495,673
Consolidated Edison, Inc., Sr. Unsec’d. Notes	2.000		05/15/21	6,500	6,581,725
DTE Energy Co., Sr. Unsec’d. Notes	2.250		11/01/22	8,000	8,239,495
Duke Energy Corp.,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.500%	0.924	(c)	05/14/21	250	249,572
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.700%	1.441	(c)	06/15/20	1,630	1,629,741
Duke Energy Indiana LLC	3.750		07/15/20	3,400	3,413,206
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	2.900		04/01/22	2,500	2,598,970
Gtd. Notes, 3 Month LIBOR + 0.480%	1.036	(c)	05/04/21	3,925	3,925,531
Saudi Electricity Global Sukuk Co. (Cayman Islands), Sr. Unsec’d. Notes	4.211		04/03/22	1,800	1,879,501
WEC Energy Group, Inc., Sr. Unsec’d. Notes	3.100		03/08/22	2,500	2,596,783

					45,217,655

PGIM Ultra Short Bond ETF

Schedule of Investments

as of May 31, 2020 (unaudited) (continued)

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electronics 0.1%
Tyco Electronics Group SA (Luxembourg), Gtd. Notes, 3 Month LIBOR + 0.450%	1.764%	(c)	06/05/20	1,100	$1,099,047

Environmental Control 0.4%
Waste Management, Inc., Gtd. Notes	4.750		06/30/20	3,490	3,499,342

Food 2.6%
General Mills, Inc.,
Sr. Unsec’d. Notes	3.200		04/16/21	3,080	3,146,718
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.540%	1.716	(c)	04/16/21	3,400	3,389,242
McCormick & Co., Inc., Sr. Unsec’d. Notes	2.700		08/15/22	7,685	8,020,000
Nestle Holdings, Inc., Gtd. Notes, 144A	3.100		09/24/21	3,500	3,609,513
Tyson Foods, Inc.,
Sr. Unsec’d. Notes	2.250		08/23/21	4,775	4,852,181
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%	0.824	(c)	08/21/20	500	499,246
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%	2.130	(c)	06/02/20	500	500,000

					24,016,900

Hand/Machine Tools 0.5%
Stanley Black & Decker, Inc., Gtd. Notes	3.400		12/01/21	4,000	4,123,450

Healthcare-Products 0.5%
Medtronic, Inc., Gtd. Notes	3.150		03/15/22	707	740,572
Stryker Corp., Sr. Unsec’d. Notes	2.625		03/15/21	4,000	4,058,357

					4,798,929

Holding Companies-Divers 0.2%
Swire Pacific MTN Financing Ltd. (Cayman Islands), Gtd. Notes, EMTN	4.500		02/28/22	2,000	2,084,567

Insurance 3.4%
AIA Group Ltd. (Hong Kong), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.520%	1.636	(c)	09/20/21	600	592,672
Chubb INA Holdings, Inc., Gtd. Notes	2.300		11/03/20	4,000	4,023,874
Jackson National Life Global Funding, Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.480%	1.248	(c)	06/11/21	7,000	6,970,531
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	3.500		12/29/20	8,500	8,641,083
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A	3.375		01/11/22	1,250	1,302,736
Sec’d. Notes, 144A	3.450		10/09/21	750	777,004
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.230%	1.582	(c)	01/08/21	2,500	2,501,376
New York Life Global Funding,
Sec’d. Notes, 144A, 3 Month LIBOR + 0.320%	0.821	(c)	08/06/21	500	500,421
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.440%	1.751	(c)	07/12/22	3,000	2,985,623
Principal Life Global Funding II, Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.300%	1.532	(c)	06/26/20	400	400,209
Protective Life Global Funding, Sec’d. Notes, 144A, 3 Month LIBOR + 0.370%	1.681	(c)	07/13/20	2,500	2,502,503

					31,198,032

Lodging 0.6%
Marriott International, Inc.,

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Lodging (cont’d.)
Sr. Unsec’d. Notes	2.125%		10/03/22	5,000	$4,843,009
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	0.950	(c)	12/01/20	800	790,047

					5,633,056

Machinery-Constructions & Mining 0.1%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%	1.349	(c)	12/07/20	600	600,291

Machinery-Diversified 1.3%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.260%	1.156	(c)	09/10/21	400	399,157
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.490%	1.263	(c)	06/13/22	5,000	4,983,985
Otis Worldwide Corp., Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.450%	2.088	(c)	04/05/23	6,700	6,606,779

					11,989,921

Media 0.4%
Comcast Corp., Gtd. Notes, 3 Month LIBOR + 0.330%	1.763	(c)	10/01/20	750	750,970
Walt Disney Co. (The), Gtd. Notes, 3 Month LIBOR + 0.390%	0.740	(c)	09/01/22	3,000	2,967,225

					3,718,195

Miscellaneous Manufacturer 0.3%
Textron, Inc., Sr. Unsec’d. Notes	3.650		03/01/21	3,000	3,046,416

Oil & Gas 3.8%
CNOOC Finance 2012 Ltd. (British Virgin Islands), Gtd. Notes, 144A	3.875		05/02/22	2,000	2,085,124
Exxon Mobil Corp.,
Sr. Unsec’d. Notes	1.571		04/15/23	4,000	4,106,401
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.330%	0.716	(c)	08/16/22	4,000	3,979,948
Korea National Oil Corp. (South Korea), Sr. Unsec’d. Notes, 144A	2.125		04/14/21	3,000	3,024,398
Occidental Petroleum Corp., Sr. Unsec’d. Notes	4.100		02/01/21	262	256,735
Phillips 66, Gtd. Notes	3.700		04/06/23	4,800	5,125,088
Reliance Holding USA, Inc., Gtd. Notes	4.500		10/19/20	1,300	1,311,320
Saudi Arabian Oil Co. (Saudi Arabia), Sr. Unsec’d. Notes, 144A	2.750		04/16/22	1,980	2,022,537
Total Capital International SA (France), Gtd. Notes	2.218		07/12/21	4,400	4,464,260
Valero Energy Corp., Sr. Unsec’d. Notes	2.700		04/15/23	8,000	8,276,461

					34,652,272

Pharmaceuticals 3.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.375		11/14/21	3,730	3,867,995
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.650%	1.024	(c)	11/21/22	3,000	2,975,343
Bayer US Finance II LLC, Gtd. Notes, 144A	3.500		06/25/21	1,800	1,838,933
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.200%	0.586	(c)	11/16/20	1,000	1,000,375

PGIM Ultra Short Bond ETF

Schedule of Investments

as of May 31, 2020 (unaudited) (continued)

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.380%	0.766%	(c)	05/16/22	2,000	$1,997,325
Cigna Corp., Gtd. Notes, 144A	3.900		02/15/22	4,020	4,206,351
CVS Health Corp., Sr. Unsec’d. Notes	2.800		07/20/20	788	788,788
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes, 3 Month LIBOR + 0.350%	0.774	(c)	05/14/21	3,295	3,298,034
McKesson Corp., Sr. Unsec’d. Notes	3.650		11/30/20	4,738	4,801,255
Pfizer, Inc., Sr. Unsec’d. Notes	5.200		08/12/20	500	503,218
Zoetis, Inc., Sr. Unsec’d. Notes	3.450		11/13/20	2,235	2,250,822

					27,528,439

Pipelines 3.2%
Colonial Pipeline Co., Sr. Unsec’d. Notes, 144A	3.500		10/15/20	3,750	3,728,855
Enterprise Products Operating LLC,
Gtd. Notes	2.800		02/15/21	8,753	8,866,304
Gtd. Notes	3.500		02/01/22	750	782,339
Kinder Morgan Energy Partners LP, Gtd. Notes	3.500		03/01/21	5,000	5,054,625
Kinder Morgan, Inc., Gtd. Notes, 144A	5.000		02/15/21	4,000	4,087,974
MPLX LP, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.900%	1.899	(c)	09/09/21	7,000	6,895,000

					29,415,097

Real Estate 0.9%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	3.125		03/20/22	6,775	6,860,612
Sinochem Overseas Capital Co. Ltd. (British Virgin Islands), Gtd. Notes, 144A	4.500		11/12/20	1,610	1,628,993

					8,489,605

Real Estate Investment Trusts (REITs) 1.5%
ERP Operating LP, Sr. Unsec’d. Notes	4.625		12/15/21	7,605	7,965,702
Kimco Realty Corp., Sr. Unsec’d. Notes	3.400		11/01/22	5,935	6,079,327

					14,045,029

Retail 1.5%
AutoZone, Inc., Sr. Unsec’d. Notes	3.700		04/15/22	3,000	3,140,080
Home Depot, Inc. (The),
Sr. Unsec’d. Notes	2.625		06/01/22	3,250	3,390,357
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.310%	0.660	(c)	03/01/22	1,500	1,495,973
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN	2.625		01/15/22	2,193	2,267,016
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.430%	1.317	(c)	10/28/21	1,900	1,897,267
Starbucks Corp., Sr. Unsec’d. Notes	1.300		05/07/22	1,000	1,012,635
Walmart, Inc., Sr. Unsec’d. Notes	3.125		06/23/21	500	514,187

					13,717,515

Semiconductors 1.0%
Intel Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.350%	0.798	(c)	05/11/22	5,000	4,991,549
NVIDIA Corp., Sr. Unsec’d. Notes	2.200		09/16/21	4,330	4,418,765

					9,410,314

Transportation 1.4%
FedEx Corp., Gtd. Notes	3.400		01/14/22	3,000	3,125,818

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Transportation (cont’d.)
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.875%		06/01/22	3,000	$3,066,261
United Parcel Service, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.150%	1.583	(c)	04/01/21	2,500	2,499,639
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.380%	0.766	(c)	05/16/22	4,000	3,983,283

					12,675,001

Trucking & Leasing 0.1%
Aviation Capital Group LLC, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.950%	1.300	(c)	06/01/21	1,000	920,247
TOTAL CORPORATE BONDS

(cost $535,658,697)					541,418,712

CERTIFICATES OF DEPOSIT 0.7%
Banks 0.7%
Bank of Nova Scotia (Canada), 3 Month LIBOR + 0.280%	1.475	(c)	09/21/20	500	500,508
Credit Agricole Corporate & Investment Bank (France), 3 Month LIBOR + 0.480%	1.323	(c)	09/17/21	920	921,536
Nordea Bank Abp (Sweden), 3 Month LIBOR + 0.300%	1.614	(c)	06/05/20	500	500,017
Sumitomo Mitsui Banking Corp. (Japan),
3 Month LIBOR + 0.350%	1.661	(c)	07/12/21	1,000	1,001,664
3 Month LIBOR + 0.355%	0.741	(c)	05/13/21	3,000	3,001,557
3 Month LIBOR + 0.410%	1.299	(c)	06/18/20	250	250,057
TOTAL CERTIFICATES OF DEPOSIT

(cost $6,166,771)					6,175,339

SOVEREIGN BONDS 0.7%
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes 144A	4.875		05/05/21	1,750	1,802,539
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes	6.125		03/09/21	2,300	2,392,099
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes 144A	2.375		06/02/21	2,500	2,525,968
TOTAL SOVEREIGN BONDS

(cost $6,641,393)					6,720,606

TOTAL LONG-TERM INVESTMENTS (cost $782,833,797)					787,547,605

				Shares
SHORT-TERM INVESTMENTS 13.2%
AFFILIATED MUTUAL FUND 4.7%
PGIM Core Ultra Short Bond Fund (cost $43,014,274)(w)				43,014,274	43,014,274
				Principal Amount (000)#
TIME DEPOSIT 0.0%
Brown Brothers Harriman & Co. (Cayman Islands) (cost $8,809)	0.010		06/01/20	9	8,809

PGIM Ultra Short Bond ETF

Schedule of Investments

as of May 31, 2020 (unaudited) (continued)

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CERTIFICATES OF DEPOSIT 0.7%
Banks 0.7%
Bank of Nova Scotia (Canada), 1 Month LIBOR + 0.180%	0.352%	(c)	06/19/20	1,500	$1,500,169
BNP Paribas SA (France), 1 Month LIBOR + 0.220%	0.388	(c)	06/25/20	2,000	2,000,158
Natixis SA (France), 1 Month LIBOR + 0.290%	0.593	(c)	06/05/20	1,450	1,450,128
US Bank NA	0.342	(c)	06/19/20	1,000	1,000,107
TOTAL CERTIFICATES OF DEPOSIT

(cost $5,950,006)					5,950,562

COMMERCIAL PAPER 7.8%
B.A.T. International Finance PLC 144A	1.506	(s)	06/08/20	1,000	999,809
Boeing Co. 144A	2.205	(s)	11/18/20	10,000	9,895,335
Entergy Corp. 144A	1.455	(s)	06/04/20	10,100	10,099,103
Federation des Caisses Desjardins du Quebec (Canada) 144A	0.434	(cc)	08/14/20	1,500	1,500,641
General Dynamics Corp. 144A	1.856	(s)	06/24/20	5,000	4,997,043
HSBC Bank PLC (United Kingdom) 144A	0.756	(cc)	11/02/20	2,000	2,001,698
Marriott International, Inc. 144A	1.847	(s)	09/04/20	5,000	4,956,172
Nissan Motor Acceptance Corp. 144A	1.963	(s)	12/15/20	4,000	3,901,111
Nissan Motor Acceptance Corp. 144A	1.973	(s)	12/14/20	1,500	1,463,185
Nissan Motor Acceptance Corp. 144A	1.942	(s)	12/11/20	4,000	3,903,960
Pepsico Inc. 144A	2.281	(s)	10/30/20	1,600	1,595,592
Shell International Finance BV 144A	2.037	(s)	06/30/20	3,500	3,499,322
Starbucks Corp. 144A	1.966	(s)	06/10/20	5,000	4,999,451
VW Credit, Inc. 144A	1.988	(s)	01/29/21	7,000	6,935,687
Walgreens Boots Alliance, Inc. 144A	2.097	(s)	09/15/20	4,500	4,481,988
Walgreens Boots Alliance, Inc. 144A	2.096	(s)	09/10/20	4,500	4,483,581
Walgreens Boots Alliance, Inc. 144A	1.847	(s)	08/28/20	2,000	1,994,378
TOTAL COMMERCIAL PAPER

(cost $71,789,470)					71,708,056

TOTAL SHORT-TERM INVESTMENTS (cost $120,762,559)					120,681,701

TOTAL INVESTMENTS 98.8% (cost $903,596,356)					908,229,306

Other assets in excess of liabilities 1.2%					11,519,146

NET ASSETS 100.0%					$919,748,452

The following abbreviations are used in the quarterly report:

(Q)—Quarterly payment frequency for swaps

(S)—Semiannual payment frequency for swaps

144A-Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

BKNT—Bank Note

CLO-Collateralized Loan Obligation

EMTN-Euro Medium Term Note

GMTN-Global Medium Term Note

LIBOR-London Interbank Offered Rate

MTN-Medium Term Note

SOFR-Secured Overnight Financing Rate Data

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2020.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(s)	Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Futures contracts outstanding at May 31, 2020:

Number of contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Short Positions:
71	2 Year U.S. Treasury Notes	Sep. 2020	$15,679,906	$(4,178)

Interest rate swap agreements outstanding at May 31, 2020:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2020	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
30,250	07/18/20	2.711% (S)	3 Month LIBOR (1)(Q)	$(176,283)	$(322,411)	$(146,128)
28,850	11/02/20	2.806% (S)	3 Month LIBOR (1)(Q)	(236,080)	(344,729)	(108,649)
37,080	05/09/21	2.855% (S)	3 Month LIBOR (1)(Q)	(582,261)	(939,342)	(357,081)
44,290	03/11/21	2.850% (S)	3 Month LIBOR (1)(Q)	(627,506)	(1,077,430)	(449,924)
20,295	07/27/21	2.929% (S)	3 Month LIBOR (1)(Q)	(373,325)	(786,488)	(413,163)
14,930	10/04/21	3.046% (S)	3 Month LIBOR (1)(Q)	(281,998)	(577,422)	(295,424)
29,445	12/21/20	3.008% (S)	3 Month LIBOR (1)(Q)	(343,957)	(749,776)	(405,819)
26,525	01/11/22	2.672% (S)	3 Month LIBOR (1)(Q)	(440,463)	(1,222,311)	(781,848)
24,945	04/01/22	2.265% (S)	3 Month LIBOR (1)(Q)	(286,335)	(929,752)	(643,417)

PGIM Ultra Short Bond ETF

Schedule of Investments

as of May 31, 2020 (unaudited) (continued)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2020	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements: (continued)
11,000	04/12/22	2.357% (S)	3 Month LIBOR (1)(Q)	$(198,883)	$(431,726)	$(232,843)
26,765	10/02/21	1.898% (S)	3 Month LIBOR (1)(Q)	(96,315)	(577,808)	(481,493)
3,250	06/15/22	1.873% (S)	3 Month LIBOR (1)(Q)	32,504	(129,805)	(162,309)
9,235	11/10/20	1.943% (S)	3 Month LIBOR (1)(Q)	(12,577)	(73,259)	(60,682)
22,000	08/22/22	1.421% (S)	3 Month LIBOR (1)(Q)	(27,968)	(656,230)	(628,262)
19,000	09/03/22	1.919% (S)	3 Month LIBOR (1)(Q)	(220,784)	(734,781)	(513,997)
25,000	01/30/23	1.467% (S)	3 Month LIBOR (1)(Q)	(24,714)	(901,493)	(876,779)
9,900	02/12/22	1.420% (S)	3 Month LIBOR (1)(Q)	2,861	(234,774)	(237,635)
7,500	05/11/22	2.300% (S)	3 Month LIBOR (1)(Q)	(272,261)	(349,860)	(77,599)
2,000	12/10/22	0.362% (S)	3 Month LIBOR (1)(Q)	34	(19,029)	(19,063)

				$(4,166,311)	$(11,058,426)	$(6,892,115)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM Active High Yield Bond ETF

Schedule of Investments

as of May 31, 2020 (unaudited)

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 97.1%

ASSET-BACKED SECURITIES 5.4%

Collateralized Loan Obligations 5.4%

Adams Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.100%	2.319%	(c)	07/15/26	152	$149,120
AGL Core CLO 4 Ltd. (Cayman Islands), Series 2020-4A, Class A, 144A, 3 Month LIBOR + 2.210%	2.893	(c)	04/20/28	250	248,816
JMP Credit Advisors CLO IV Ltd. (Cayman Islands), Series 2017-1A, Class AR, 144A, 3 Month LIBOR + 1.280%	2.415	(c)	07/17/29	248	241,696
Man GLG US CLO Ltd. (Cayman Islands), Series 2018-2A, Class A1R, 144A, 3 Month LIBOR + 1.240%	2.459	(c)	10/15/28	250	245,840
Ocean Trails CLO VI (Cayman Islands), Series 2016-6A, Class AR, 144A, 3 Month LIBOR + 1.150%	2.369	(c)	07/15/28	249	245,003
Wellfleet CLO Ltd. (Cayman Islands), Series 2015- 1A, Class AR3, 144A, 3 Month LIBOR + 1.280%	2.415	(c)	07/20/29	274	270,170
Zais CLO 8 Ltd. (Cayman Islands), Series 2018-1A, Class A, 144A, 3 Month LIBOR + 0.950%	2.169	(c)	04/15/29	247	241,986
TOTAL ASSET-BACKED SECURITIES

(cost $1,665,388)					1,642,631

BANK LOANS 5.0%

Computers 0.1%

Everi Payments, Inc., Term Loan, 2 Month LIBOR + 10.500%	11.500	(c)	05/09/24	25	25,125

Diversified/Conglomerate Services 0.1%

West Corp., Initial Term B Loan, 3 Month LIBOR + 4.000%	5.450	(c)	10/10/24	50	40,447

Electric & Gas Marketing 0.3%

Heritage Power, LLC, Term Loan, 3 Month LIBOR + 6.000%	7.771	(c)	07/30/26	100	87,560

Entertainment 0.4%

Scientific Games International, Inc., Initial Term B-5 Loan, 3 Month LIBOR + 2.750%	3.476	(c)	08/14/24	74	66,553
Twin River Worldwide Holdings, Inc., Term B-1 Facility Loan, 1 Month LIBOR + 8.000%	9.000	(c)	05/11/26	50	50,125

					116,678

Healthcare & Pharmaceuticals 0.1%

Mallinckrodt International Finance SA (Luxembourg), 2017 Term B Loan, 3 Month LIBOR + 2.750%	4.200	(c)	09/24/24	50	34,149

Infrastructure Software 1.7%

McAfee, LLC, Initial Loan (Second Lien), 1 Month LIBOR + 8.500%	9.500	(c)	09/29/25	269	267,407

PGIM Active High Yield Bond ETF

Schedule of Investments

as of May 31, 2020 (unaudited) (continued)

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Infrastructure Software (cont’d.)

Term B USD Loan, 1 Month LIBOR + 3.750%	3.924%	(c)	09/30/24	243	$237,535

					504,942

Oil & Gas 0.7%

Chesapeake Energy Corp., Class A Term Loan, 2 Month LIBOR + 8.000%	9.000	(c)	06/24/24	200	103,000
CITGO Petroleum Corp.,
2019 Incremental Term B Loan, 2 Month LIBOR + 5.000%	6.000	(c)	03/28/24	74	70,807
Term B Loan, 1 Month LIBOR + 4.500%	5.500	(c)	07/29/21	25	24,427

					198,234

Retail 0.2%

Landry’s Finance Acquisition Co., B Term Loan, 3 Month LIBOR + 12.000%	13.000	(c)	10/04/23	50	51,375

Software 0.6%

Informatica LLC, Initial Loan (Second Lien), 3 Month LIBOR + 7.125%	7.125	(c)	02/25/25	25	24,031
Playtika Holding Corp., Term B Loan, 3 Month LIBOR + 6.000%	7.072	(c)	12/10/24	123	123,091
TIBCO Software, Inc., Term Loan (Second Lien), 1 Month LIBOR + 7.250%	7.430	(c)	03/03/28	50	48,125

					195,247

Specialty Chemicals 0.6%

Solenis Holdings LLC,
Initial Dollar Term Loan (First Lien), 3 Month LIBOR + 4.000%	4.362	(c)	06/26/25	99	93,784
Initial Term Loan (Second Lien), 3 Month LIBOR + 8.500%	8.863	(c)	06/26/26	100	83,662

					177,446

Telecommunications 0.2%

Xplornet Communications, Inc. (Canada), Term Loan, 1 Month LIBOR + 4.750%	4.900	(c)	06/10/27	75	71,625

TOTAL BANK LOANS

(cost $1,648,495)					1,502,828

CORPORATE BONDS 86.7% Advertising 0.7%

National CineMedia LLC, Sr. Sec’d. Notes, 144A	5.875		04/15/28	50	39,941
National CineMedia LLC, Sr. Unsec’d. Notes	5.750		08/15/26	50	30,098
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes, 144A	6.250		06/15/25	25	25,712
Terrier Media Buyer, Inc., Gtd. Notes, 144A	8.875		12/15/27	120	116,899

					212,650

Aerospace & Defense 3.1%

Boeing Co. (The),
Sr. Unsec’d. Notes	5.150		05/01/30	100	107,080
Sr. Unsec’d. Notes	5.805		05/01/50	175	197,811
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500		12/01/24	425	260,469
Sr. Unsec’d. Notes, 144A	7.500		03/15/25	25	15,188

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)

Sr. Unsec’d. Notes, 144A	7.875%	04/15/27	175	$103,726
Sr. Unsec’d. Notes, 144A	8.750	12/01/21	50	36,324
Howmet Aerospace, Inc., Sr. Unsec’d. Notes	6.875	05/01/25	25	26,424
Spirit AeroSystems, Inc., Sec’d. Notes, 144A	7.500	04/15/25	50	49,738
SSL Robotics LLC, Sr. Sec’d. Notes, 144A	9.750	12/31/23	50	54,437
TransDigm, Inc., Gtd. Notes	6.500	05/15/25	100	97,852

				949,049

Agriculture 0.6%

Vector Group Ltd.,
Gtd. Notes, 144A	10.500	11/01/26	25	25,166
Sr. Sec’d. Notes, 144A	6.125	02/01/25	150	147,527

				172,693

Apparel 0.4%

Hanesbrands, Inc., Gtd. Notes, 144A	5.375	05/15/25	15	15,428
William Carter Co. (The), Gtd. Notes, 144A	5.500	05/15/25	25	25,801
Wolverine World Wide, Inc.,
Gtd. Notes, 144A	5.000	09/01/26	50	47,170
Gtd. Notes, 144A	6.375	05/15/25	25	26,005

				114,404

Auto Manufacturers 2.6%

Allison Transmission, Inc., Sr. Unsec’d. Notes, 144A	4.750	10/01/27	50	48,933
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43	325	248,326
Sr. Unsec’d. Notes	5.291	12/08/46	175	138,087
Sr. Unsec’d. Notes	9.000	04/22/25	100	105,088
Sr. Unsec’d. Notes(a)	9.625	04/22/30	45	50,082
Navistar International Corp.,
Gtd. Notes, 144A	6.625	11/01/25	140	131,563
Sr. Sec’d. Notes, 144A	9.500	05/01/25	50	54,139

				776,218

Auto Parts & Equipment 1.6%

Adient Global Holdings Ltd. (Jersey, Channel Islands), Gtd. Notes, 144A	4.875	08/15/26	200	168,031
Adient US LLC, Sr. Sec’d. Notes, 144A	9.000	04/15/25	25	26,815
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250	04/01/25	25	23,795
Gtd. Notes	6.250	03/15/26	100	94,010
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625	11/15/26	50	32,025
Dana Financing Luxembourg Sarl (Luxembourg), Gtd. Notes, 144A	6.500	06/01/26	100	101,016
Titan International, Inc., Sr. Sec’d. Notes	6.500	11/30/23	75	41,106

				486,798

Banks 0.3%

CIT Group, Inc.,
Sr. Unsec’d. Notes	4.750	02/16/24	25	25,047
Sr. Unsec’d. Notes	5.000	08/01/23	25	25,153

PGIM Active High Yield Bond ETF

Schedule of Investments

as of May 31, 2020 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Subordinated	6.125%	03/09/28	50	$51,174

				101,374

Building Materials 2.0%

Cornerstone Building Brands, Inc., Gtd. Notes, 144A	8.000	04/15/26	100	95,964
Griffon Corp., Gtd. Notes	5.750	03/01/28	125	123,684
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.625	12/15/25	25	23,902
Sr. Sec’d. Notes, 144A	6.250	05/15/25	25	25,784
Masonite International Corp. (Canada), Gtd. Notes, 144A	5.375	02/01/28	30	30,367
Patrick Industries, Inc., Gtd. Notes, 144A	7.500	10/15/27	50	50,258
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	75	75,741
Sr. Unsec’d. Notes, 144A	5.000	02/15/27	20	20,572
Sr. Unsec’d. Notes, 144A	5.375	11/15/24	25	25,506
US Concrete, Inc., Gtd. Notes	6.375	06/01/24	150	151,264

				623,042

Chemicals 3.6%

Ashland LLC, Gtd. Notes	6.875	05/15/43	75	84,503
Atotech Alpha 2 BV (Netherlands), Sr. Unsec’d. Notes, Cash coupon 8.750% or PIK 9.500%, 144A	8.750	06/01/23	200	199,397
Chemours Co. (The),
Gtd. Notes	5.375	05/15/27	50	45,027
Gtd. Notes	6.625	05/15/23	75	75,384
Gtd. Notes	7.000	05/15/25	100	97,810
Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A	6.750	08/15/24	50	41,980
Hexion, Inc., Gtd. Notes, 144A	7.875	07/15/27	80	72,143
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	06/01/27	70	59,386
Olin Corp., Sr. Unsec’d. Notes, 144A	9.500	06/01/25	25	27,284
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	75	67,443
TPC Group, Inc., Sr. Sec’d. Notes, 144A	10.500	08/01/24	65	55,715
Tronox Finance PLC (United Kingdom), Gtd. Notes, 144A	5.750	10/01/25	95	90,171
Tronox, Inc.,
Gtd. Notes, 144A	6.500	04/15/26	45	42,745
Sr. Sec’d. Notes, 144A	6.500	05/01/25	50	51,616
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A	5.750	07/15/25	85	55,469
Sr. Sec’d. Notes, 144A	9.500	07/01/25	25	25,240

				1,091,313

Commercial Services 4.2%

Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26	50	52,820
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	100	106,250

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

AMN Healthcare, Inc., Gtd. Notes, 144A	4.625%	10/01/27	25	$24,253
Laureate Education, Inc., Gtd. Notes, 144A	8.250	05/01/25	160	168,582
Refinitiv US Holdings, Inc., Gtd. Notes, 144A	8.250	11/15/26	210	230,661
United Rentals North America, Inc.,
Gtd. Notes	4.000	07/15/30	25	24,364
Gtd. Notes	4.875	01/15/28	300	309,534
Gtd. Notes	5.250	01/15/30	200	209,013
Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A	9.750	08/15/26	125	134,388

				1,259,865

Computers 1.0%

Banff Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	9.750	09/01/26	176	176,559
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25	84	73,923
NCR Corp., Gtd. Notes, 144A	8.125	04/15/25	25	26,878
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Sec’d. Notes, 144A	5.750	06/01/25	25	26,079

				303,439

Distribution/Wholesale 0.4%

Core & Main Holdings LP, Sr. Unsec’d. Notes, Cash coupon 8.625% or PIK 9.375%, 144A	8.625	09/15/24	75	70,722
H&E Equipment Services, Inc., Gtd. Notes	5.625	09/01/25	50	48,947

				119,669

Diversified Financial Services 2.9%

Alliance Data Systems Corp., Gtd. Notes, 144A	4.750	12/15/24	50	44,743
Fairstone Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.875	07/15/24	55	54,800
LPL Holdings, Inc., Gtd. Notes, 144A	5.750	09/15/25	25	26,083
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	6.000	01/15/27	75	69,199
Gtd. Notes, 144A	8.125	07/15/23	25	25,479
Gtd. Notes, 144A	9.125	07/15/26	250	254,966
Springleaf Finance Corp.,
Gtd. Notes	6.625	01/15/28	50	47,738
Gtd. Notes	6.875	03/15/25	75	73,989
Gtd. Notes	7.125	03/15/26	275	272,013

				869,010

Electric 3.0%

Calpine Corp.,
Sr. Unsec’d. Notes	5.750	01/15/25	350	358,239
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	275	279,093
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27	65	68,173
Gtd. Notes, 144A	5.625	02/15/27	200	212,602

				918,107

Electrical Component & Equipment 0.2%

Wesco Distribution, Inc.,
Sr. Unsec’d. Notes, 144A	7.125	06/15/25	25	25,000
Sr. Unsec’d. Notes, 144A	7.250	06/15/28	50	49,622

				74,622

PGIM Active High Yield Bond ETF

Schedule of Investments

as of May 31, 2020 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Energy-Alternate Sources 0.2%

Enviva Partners LP/Enviva Partners Finance Corp., Gtd. Notes, 144A	6.500%	01/15/26	50	$52,872

Engineering & Construction 0.9%

AECOM,
Gtd. Notes	5.125	03/15/27	100	106,807
Gtd. Notes	5.875	10/15/24	25	26,778
PowerTeam Services LLC, Sr. Sec’d. Notes, 144A	9.033	12/04/25	50	50,760
TopBuild Corp., Gtd. Notes, 144A	5.625	05/01/26	75	76,663

				261,008

Entertainment 3.5%

AMC Entertainment Holdings, Inc.,
Gtd. Notes	5.750	06/15/25	100	25,772
Gtd. Notes	5.875	11/15/26	175	43,993
Gtd. Notes	6.125	05/15/27	25	6,448
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250	10/15/25	225	200,088
Eldorado Resorts, Inc.,
Gtd. Notes	6.000	04/01/25	25	25,586
Gtd. Notes	7.000	08/01/23	25	25,314
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26	125	107,394
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875	02/01/24	100	76,011
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27	100	94,497
Scientific Games International, Inc.,
Gtd. Notes	6.625	05/15/21	125	119,968
Gtd. Notes, 144A	7.000	05/15/28	50	44,059
Gtd. Notes, 144A	7.250	11/15/29	25	22,011
Gtd. Notes, 144A	8.250	03/15/26	100	91,792
Six Flags Entertainment Corp., Gtd. Notes, 144A	4.875	07/31/24	25	23,543
Twin River Worldwide Holdings, Inc., Sr. Unsec’d. Notes, 144A	6.750	06/01/27	100	92,184
Vail Resorts, Inc., Gtd. Notes, 144A	6.250	05/15/25	20	21,067
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes, 144A	5.125	10/01/29	30	28,840

				1,048,567

Food 2.6%

Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes, 144A	4.875	02/15/30	25	25,910
B&G Foods, Inc.,
Gtd. Notes	5.250	04/01/25	50	51,402
Gtd. Notes	5.250	09/15/27	50	51,281
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	5.750	06/15/25	325	333,583
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes, 144A	6.500	04/15/29	5	5,441
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.875	09/30/27	125	130,200
Post Holdings, Inc., Gtd. Notes, 144A	5.500	12/15/29	125	131,283

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Food (cont’d.)

US Foods, Inc., Gtd. Notes, 144A	5.875%	06/15/24	75	$72,673

				801,773

Food Service 0.1%

Aramark Services, Inc., Gtd. Notes, 144A	6.375	05/01/25	25	26,149

Gas 1.0%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25	175	182,436
Sr. Unsec’d. Notes	5.750	05/20/27	75	79,427
Sr. Unsec’d. Notes	5.875	08/20/26	50	53,173

				315,036

Healthcare-Services 4.9%

Acadia Healthcare Co., Inc., Gtd. Notes	6.500	03/01/24	25	25,308
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	6.250	03/31/23	100	97,097
DaVita, Inc., Sr. Unsec’d. Notes, 144A	4.625	06/01/30	50	49,879
HCA, Inc., Gtd. Notes	5.625	09/01/28	100	114,601
MEDNAX, Inc., Gtd. Notes, 144A	6.250	01/15/27	75	70,782
Polaris Intermediate Corp., Sr. Unsec’d. Notes, Cash coupon 8.50% or PIK 9.25%, 144A	8.500	12/01/22	235	206,054
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750	12/01/26	225	243,613
Surgery Center Holdings, Inc., Gtd. Notes, 144A	10.000	04/15/27	75	74,626
Tenet Healthcare Corp.,
Sec’d. Notes, 144A	6.250	02/01/27	150	155,260
Sr. Sec’d. Notes	4.625	07/15/24	25	25,309
Sr. Unsec’d. Notes	6.750	06/15/23	175	183,262
Sr. Unsec’d. Notes	6.875	11/15/31	125	114,481
Sr. Unsec’d. Notes	7.000	08/01/25	50	50,391
Sr. Unsec’d. Notes	8.125	04/01/22	75	79,129

				1,489,792

Home Builders 5.0%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	6.750	08/01/25	125	115,492
Sr. Unsec’d. Notes, 144A	9.875	04/01/27	75	77,159
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	50	47,056
Gtd. Notes	6.750	03/15/25	75	75,599
Gtd. Notes	7.250	10/15/29	50	48,840
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A	4.875	02/15/30	50	42,364
Gtd. Notes, 144A	6.250	09/15/27	75	71,403
Gtd. Notes, 144A	6.375	05/15/25	125	123,402
Century Communities, Inc., Gtd. Notes	6.750	06/01/27	75	76,555
Forestar Group, Inc.,
Gtd. Notes, 144A	5.000	03/01/28	75	70,608
Gtd. Notes, 144A	8.000	04/15/24	25	25,224

PGIM Active High Yield Bond ETF

Schedule of Investments

as of May 31, 2020 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Home Builders (cont’d.)

KB Home, Gtd. Notes	6.875%	06/15/27	50	$55,435
M/I Homes, Inc., Gtd. Notes	5.625	08/01/25	50	49,144
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	50	46,110
Sr. Unsec’d. Notes, 144A	5.250	12/15/27	50	48,123
Meritage Homes Corp., Gtd. Notes	5.125	06/06/27	125	129,003
New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22	50	43,835
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	01/31/25	125	126,527
Gtd. Notes, 144A	5.875	06/15/27	75	74,722
Gtd. Notes, 144A	6.625	07/15/27	75	74,748
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.625	03/01/24	100	98,749

				1,520,098

Household Products/Wares 0.2%

Spectrum Brands, Inc., Gtd. Notes	5.750	07/15/25	50	51,555

Housewares 0.2%

Scotts Miracle-Gro Co. (The), Gtd. Notes	4.500	10/15/29	50	51,301

Internet 0.0%

Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., Sr. Unsec’d. Notes, 144A	10.750	06/01/28	10	10,423

Iron/Steel 0.2%

Cleveland-Cliffs, Inc., Sr. Sec’d. Notes, 144A	9.875	10/17/25	75	78,112

Leisure Time 0.9%

NCL Corp. Ltd. (Bermuda),
Sr. Sec’d. Notes, 144A	12.250	05/15/24	20	21,607
Sr. Unsec’d. Notes, 144A	3.625	12/15/24	100	60,146
Royal Caribbean Cruises Ltd. (Liberia),
Sr. Sec’d. Notes, 144A	10.875	06/01/23	15	15,651
Sr. Sec’d. Notes, 144A	11.500	06/01/25	25	26,433
Sr. Unsec’d. Notes	2.650	11/28/20	75	71,579
Sr. Unsec’d. Notes	5.250	11/15/22	25	20,741
Viking Cruises Ltd. (Bermuda),
Gtd. Notes, 144A	5.875	09/15/27	75	45,124
Sr. Sec’d. Notes, 144A	13.000	05/15/25	25	26,974

				288,255

Lodging 1.9%

Boyd Gaming Corp., Sr. Unsec’d. Notes, 144A	8.625	06/01/25	25	26,724
Hilton Domestic Operating Co., Inc.,
Gtd. Notes	5.125	05/01/26	75	75,582
Gtd. Notes, 144A	5.375	05/01/25	25	25,576
Gtd. Notes, 144A	5.750	05/01/28	25	25,806
Marriott International, Inc.,
Sr. Unsec’d. Notes	4.625	06/15/30	10	10,234
Sr. Unsec’d. Notes	5.750	05/01/25	25	27,114

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Lodging (cont’d.)

Marriott Ownership Resorts, Inc., Gtd. Notes, 144A	4.750%	01/15/28	20	$17,694
MGM Resorts International,
Gtd. Notes	5.500	04/15/27	42	40,860
Gtd. Notes	6.000	03/15/23	50	50,226
Gtd. Notes	6.750	05/01/25	25	25,312
Gtd. Notes	7.750	03/15/22	125	129,321
Station Casinos LLC,
Gtd. Notes, 144A	4.500	02/15/28	75	65,075
Gtd. Notes, 144A	5.000	10/01/25	25	22,543
Wyndham Destinations, Inc., Sr. Sec’d. Notes, 144A	4.625	03/01/30	25	21,605

				563,672

Machinery-Diversified 0.6%

ATS Automation Tooling Systems, Inc. (Canada), Gtd. Notes, 144A	6.500	06/15/23	25	25,340
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	10.125	08/01/24	150	146,240

				171,580

Media 8.8%

AMC Networks, Inc., Gtd. Notes	4.750	08/01/25	40	40,242
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.500	05/01/32	75	77,548
Sr. Unsec’d. Notes, 144A	4.750	03/01/30	75	78,401
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	155	162,327
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	175	188,817
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	9.250	02/15/24	569	522,103
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A	10.875	10/15/25	400	433,171
Cumulus Media New Holdings, Inc., Sr. Sec’d. Notes, 144A	6.750	07/01/26	60	50,045
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27	255	153,667
Sr. Sec’d. Notes, 144A	5.375	08/15/26	175	138,943
DISH DBS Corp., Gtd. Notes	7.750	07/01/26	90	93,394
Entercom Media Corp.,
Gtd. Notes, 144A	7.250	11/01/24	50	39,389
Sec’d. Notes, 144A	6.500	05/01/27	20	17,762
Gray Television, Inc.,
Gtd. Notes, 144A	5.875	07/15/26	65	67,240
Gtd. Notes, 144A	7.000	05/15/27	75	79,649
iHeartCommunications, Inc.,
Gtd. Notes	8.375	05/01/27	125	116,986
Sr. Sec’d. Notes	6.375	05/01/26	40	42,004
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A	6.625	02/15/25	80	81,600
Sr. Unsec’d. Notes, 144A	6.875	02/15/23	120	122,289
Scripps Escrow, Inc., Gtd. Notes, 144A	5.875	07/15/27	20	18,599

PGIM Active High Yield Bond ETF

Schedule of Investments

as of May 31, 2020 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.125%	02/15/27	40	$37,424
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	5.125	02/15/25	100	95,524

				2,657,124

Mining 3.0%
Constellium SE (France), Gtd. Notes, 144A	5.875	02/15/26	250	252,400
Eldorado Gold Corp. (Canada), Sec’d. Notes, 144A	9.500	06/01/24	75	79,424
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A	6.875	03/01/26	200	178,503
Freeport-McMoRan, Inc., Gtd. Notes	4.550	11/14/24	30	30,523
Hecla Mining Co., Gtd. Notes	7.250	02/15/28	25	25,378
IAMGOLD Corp. (Canada), Gtd. Notes, 144A	7.000	04/15/25	85	87,138
New Gold, Inc. (Canada),
Gtd. Notes, 144A	6.250	11/15/22	65	65,197
Gtd. Notes, 144A	6.375	05/15/25	55	53,622
Novelis Corp., Gtd. Notes, 144A	5.875	09/30/26	150	153,741

				925,926

Miscellaneous Manufacturer 0.3%
Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625	07/01/27	25	25,455
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	35	33,037
FXI Holdings, Inc., Sr. Sec’d. Notes, 144A	7.875	11/01/24	25	20,678

				79,170

Oil & Gas 6.7%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes(d)	7.875	12/15/24	310	320
Antero Resources Corp.,
Gtd. Notes	5.000	03/01/25	175	102,672
Gtd. Notes	5.125	12/01/22	25	17,891
Gtd. Notes	5.375	11/01/21	50	44,751
Gtd. Notes	5.625	06/01/23	50	29,937
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	11/01/26	75	51,199
Sr. Unsec’d. Notes, 144A	10.000	04/01/22	175	153,161
Chesapeake Energy Corp., Gtd. Notes	4.875	04/15/22	25	734
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24	125	121,332
CNX Resources Corp.,
Gtd. Notes	5.875	04/15/22	58	57,681
Gtd. Notes, 144A	7.250	03/14/27	125	118,371
CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.625	10/15/25	25	23,950
Diamond Offshore Drilling, Inc., Sr. Unsec’d. Notes(d)	7.875	08/15/25	50	5,499
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28	75	73,330
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A	5.625	02/01/26	175	12,962
Gtd. Notes, 144A	7.375	05/15/24	50	2,936

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750%	10/01/25	100	$89,941
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	25	21,555
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	7.000	03/31/24	30	29,106
Sr. Unsec’d. Notes, 144A	7.125	02/01/27	50	45,480
Nabors Industries Ltd. (Bermuda),
Gtd. Notes, 144A	7.250	01/15/26	25	14,237
Gtd. Notes, 144A	7.500	01/15/28	25	13,750
Nabors Industries, Inc., Gtd. Notes	5.750	02/01/25	150	46,500
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	2.700	08/15/22	50	45,809
Sr. Unsec’d. Notes	2.700	02/15/23	50	43,000
Sr. Unsec’d. Notes	2.900	08/15/24	225	178,024
PBF Holding Co. LLC/PBF Finance Corp., Sr. Sec’d. Notes, 144A	9.250	05/15/25	60	64,964
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	7.125	01/15/26	75	39,208
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	50	41,803
Gtd. Notes	5.000	08/15/22	50	46,802
Gtd. Notes	5.000	03/15/23	125	112,974
Gtd. Notes, 144A	9.250	02/01/26	50	47,146
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	5.500	02/15/26	50	50,578
Transocean, Inc. (Cayman Islands),
Gtd. Notes, 144A	7.250	11/01/25	85	46,774
Gtd. Notes, 144A	7.500	01/15/26	50	27,597
Gtd. Notes, 144A	8.000	02/01/27	25	13,674
Valaris PLC (United Kingdom),
Sr. Unsec’d. Notes	5.750	10/01/44	25	2,081
Sr. Unsec’d. Notes	7.750	02/01/26	90	6,045
WPX Energy, Inc.,
Sr. Unsec’d. Notes	5.250	09/15/24	75	74,425
Sr. Unsec’d. Notes	5.250	10/15/27	50	48,751
Sr. Unsec’d. Notes	5.750	06/01/26	50	49,974

				2,016,924

Packaging & Containers 0.3%
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.375	08/15/25	50	52,354
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Gtd. Notes, 144A	7.000	07/15/24	50	50,483

				102,837

Pharmaceuticals 2.1%
Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27	65	71,140
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A	5.000	01/30/28	50	48,511
Gtd. Notes, 144A	5.250	01/30/30	25	24,716
Gtd. Notes, 144A	6.125	04/15/25	125	127,196

PGIM Active High Yield Bond ETF

Schedule of Investments

as of May 31, 2020 (unaudited) (continued)

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Gtd. Notes, 144A	6.250%		02/15/29	125	$128,158
Gtd. Notes, 144A	7.000		01/15/28	75	78,910
Gtd. Notes, 144A	7.250		05/30/29	140	151,001

					629,632

Pipelines 1.9%
Antero Midstream Partners LP/Antero Midstream
Finance Corp.,
Gtd. Notes	5.375		09/15/24	25	20,892
Gtd. Notes, 144A	5.750		01/15/28	125	97,817
DCP Midstream Operating LP, Gtd. Notes, 144A	4.750		09/30/21	25	24,501
Energy Transfer Operating LP, 5 Year CMT Index + 5.306%	7.125	(c)		50	42,003
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes,144A	7.500		07/15/38	100	97,457
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp.,
Gtd. Notes, 144A	5.500		09/15/24	25	23,881
Gtd. Notes, 144A	5.500		01/15/28	150	134,582
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes	5.875		04/15/26	50	51,107
Gtd. Notes	6.500		07/15/27	50	52,670
Western Midstream Operating LP, Sr. Unsec’d. Notes	3.950		06/01/25	25	23,246

					568,156

Real Estate 1.3%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875		11/15/25	122	119,611
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750		12/01/25	150	140,336
Howard Hughes Corp. (The), Sr. Unsec’d. Notes, 144A	5.375		03/15/25	25	23,838
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250		02/15/26	125	110,182

					393,967

Real Estate Investment Trusts (REITs) 1.6%
Diversified Healthcare Trust, Gtd. Notes	9.750		06/15/25	50	50,919
ESH Hospitality, Inc., Gtd. Notes, 144A	5.250		05/01/25	100	97,225
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375		04/15/26	25	25,139
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc., Gtd. Notes	4.500		01/15/28	75	73,187
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.000		10/15/27	50	51,659
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Sr. Sec’d. Notes, 144A	7.500		06/01/25	55	56,571
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000		04/15/23	25	23,257
Ryman Hospitality Properties, Inc., Gtd. Notes, 144A	4.750		10/15/27	25	21,217
VICI Properties LP/VICI Note Co., Inc.,

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Gtd. Notes, 144A	4.250%	12/01/26	55	$54,418
Gtd. Notes, 144A	4.625	12/01/29	40	39,841

				493,433

Retail 4.9%
Beacon Roofing Supply, Inc., Gtd. Notes, 144A	4.875	11/01/25	50	47,222
Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24	75	67,399
CEC Entertainment, Inc., Gtd. Notes	8.000	02/15/22	100	9,697
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.500	10/30/25	200	207,845
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes	6.750	06/15/23	75	60,334
Sr. Unsec’d. Notes	6.500	05/01/21	50	40,732
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes	8.625	06/15/20	150	43,958
Sr. Unsec’d. Notes	8.625	06/15/20	50	15,450
Golden Nugget, Inc.,
Gtd. Notes, 144A	8.750	10/01/25	125	82,459
Sr. Unsec’d. Notes, 144A	6.750	10/15/24	125	100,938
L Brands, Inc., Gtd. Notes	5.625	10/15/23	75	71,346
Michaels Stores, Inc., Gtd. Notes, 144A	8.000	07/15/27	125	101,837
PetSmart, Inc., Sr. Sec’d. Notes, 144A	5.875	06/01/25	167	168,176
Rite Aid Corp.,
Gtd. Notes, 144A	6.125	04/01/23	80	74,915
Sr. Sec’d. Notes, 144A	7.500	07/01/25	20	19,918
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.625	12/01/25	225	219,797
Sec’d. Notes, 144A	8.750	04/30/25	50	54,473
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.500	06/01/24	50	50,796
Sr. Unsec’d. Notes	5.875	03/01/27	50	49,863

				1,487,155

Semiconductors 0.1%
Microchip Technology, Inc., Gtd. Notes, 144A	4.250	09/01/25	20	20,124

Software 0.1%
Boxer Parent Co., Inc., Sr. Sec’d. Notes, 144A	7.125	10/02/25	25	26,286

Telecommunications 6.0%
CenturyLink, Inc., Sr. Unsec’d. Notes	7.600	09/15/39	50	51,957
CommScope Technologies LLC, Gtd. Notes, 144A	6.000	06/15/25	115	111,695
CommScope, Inc., Sr. Sec’d. Notes, 144A	6.000	03/01/26	100	105,344
Digicel Group One Ltd. (Bermuda), Sr. Sec’d. Notes, 144A(d)	0.000	12/30/22	100	63,831
Digicel Ltd. (Bermuda), Gtd. Notes, 144A	6.750	03/01/23	400	183,201
Embarq Corp., Sr. Unsec’d. Notes	7.995	06/01/36	270	288,597
Intelsat Jackson Holdings SA (Luxembourg)(d),
Gtd. Notes	5.500	08/01/23	65	34,775
Gtd. Notes, 144A	9.750	07/15/25	295	172,862

PGIM Active High Yield Bond ETF

Schedule of Investments

as of May 31, 2020 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Telecommunications (cont’d.)

Sr. Sec’d. Notes, 144A	8.000%	02/15/24	50	$50,577
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes(d)	8.125	06/01/23	50	2,763
Intrado Corp., Gtd. Notes, 144A	8.500	10/15/25	220	158,628
ORBCOMM, Inc., Sr. Sec’d. Notes, 144A	8.000	04/01/24	100	94,417
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32	100	144,089
Xplornet Communications, Inc. (Canada), Gtd. Notes, Cash coupon 9.625% or PIK 10.625%, 144A	9.625	06/01/22	248	253,434
Zayo Group Holdings, Inc., Sr. Unsec’d. Notes, 144A	6.125	03/01/28	100	99,076

				1,815,246

Transportation 0.8%

XPO Logistics, Inc.,
Gtd. Notes, 144A	6.125	09/01/23	100	101,552
Gtd. Notes, 144A	6.250	05/01/25	10	10,435
Gtd. Notes, 144A	6.750	08/15/24	125	131,135

				243,122

TOTAL CORPORATE BONDS

(cost $28,089,460)				26,261,548

TOTAL LONG-TERM INVESTMENTS (cost $31,403,343)				29,407,007

			Shares

SHORT-TERM INVESTMENTS 1.2%
AFFILIATED MUTUAL FUNDS 1.2%
PGIM Core Ultra Short Bond Fund (w)			310,498	310,498
PGIM Institutional Money Market Fund (cost $45,996; includes $45,983 of cash collateral for securities on loan)(b)(w)			45,992	45,996
TOTAL AFFILIATED MUTUAL FUNDS

(cost $356,494)				356,494

TOTAL SHORT-TERM INVESTMENTS (cost $356,494)				356,494

TOTAL INVESTMENTS 98.3% (cost $31,759,837)				29,763,501

Other assets in excess of liabilities 1.7%				522,087

NET ASSETS 100.0%				$30,285,588

The following abbreviations are used in the quarterly report:

(Q)—Quarterly payment frequency for swaps

144A-Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

CDX—Credit Derivative Index

CLO-Collateralized Loan Obligation

LIBOR-London Interbank Offered Rate

PIK-Payment-in-Kind

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $44,896; cash collateral of $45,983 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2020.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such security may be post-maturity.

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Futures contracts outstanding at May 31, 2020:

Number of contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
	5 Year U.S. Treasury
2	Notes	Sep. 2020	$251,250	$235
	2 Year U.S. Treasury
6	Notes	Sep. 2020	1,325,063	164
	10 Year U.S. Treasury
20	Notes	Sep. 2020	2,781,250	7,266

				7,665

	Short Positions:
1	U.S. Ultra Bond	Sep. 2020	218,031	1,945

				$9,610

Credit default swap agreements outstanding at May 31, 2020:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at May 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices-Buy Protection(1):
CDX.
NA.HY.33-V1	06/20/25	5.000% (Q)	1,970	$108,286	$19,976	$(88,310)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement

PGIM Active High Yield Bond ETF

Schedule of Investments

as of May 31, 2020 (unaudited) (continued)

amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments

as of May 31, 2020 (unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS 98.2%
COMMON STOCKS 97.1%
Australia 3.5%
AGL Energy Ltd.	6,288	$70,246
Ampol Ltd.	4,591	82,899
AusNet Services	61,301	71,709
Brambles Ltd.	9,717	75,391
Coca-Cola Amatil Ltd.	12,617	73,670
Coles Group Ltd.	6,368	65,197
Fortescue Metals Group Ltd.	10,435	96,681
GPT Group (The)	30,358	80,738
Incitec Pivot Ltd.	52,727	70,642
Scentre Group	66,346	98,617
Stockland	47,255	112,447
Vicinity Centres	103,816	111,410
Wesfarmers Ltd.	3,106	83,578
Woolworths Group Ltd.	2,841	66,922

		1,160,147

Austria 0.6%
ANDRITZ AG*	2,062	77,228
OMV AG*	2,293	75,648
voestalpine AG	3,132	60,963

		213,839

Belgium 0.5%
Telenet Group Holding NV	1,879	76,882
UCB SA	722	72,131

		149,013

Denmark 2.3%
AP Moller - Maersk A/S,
(Class A Stock)	75	68,409
(Class B Stock)	72	70,229
Carlsberg A/S (Class B Stock)	576	74,334
Coloplast A/S (Class B Stock)	448	75,054
Danske Bank A/S	5,595	69,138
Demant A/S*	2,940	82,879
H Lundbeck A/S	2,141	82,067
Novo Nordisk A/S (Class B Stock)	1,082	70,292
Novozymes A/S (Class B Stock)	1,360	74,206
Pandora A/S	1,900	94,418

		761,026

Finland 1.7%
Elisa OYJ	1,029	64,400
Fortum OYJ	4,237	80,990
Kone OYJ (Class B Stock)	1,191	79,694
Metso OYJ	2,846	92,154
Neste OYJ	1,904	76,764
Nokia OYJ	20,704	81,944
Orion OYJ (Class B Stock)	1,563	83,454

		559,400

France 7.5%
Amundi SA, 144A	1,006	74,764
Arkema SA	930	80,895

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments

as of May 31, 2020 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)
France (cont’d.)
Atos SE*	953	$71,745
BNP Paribas SA	1,858	66,525
Capgemini SE	711	72,690
Carrefour SA	3,896	59,055
Cie de Saint-Gobain	2,555	82,448
Cie Generale des Etablissements Michelin SCA	730	73,627
Covivio	1,008	58,912
Credit Agricole SA*	7,923	68,811
Danone SA	926	63,278
Eiffage SA*	728	66,266
EssilorLuxottica SA*	541	69,512
Eurazeo SE*	1,382	67,193
Eutelsat Communications SA	6,304	62,700
Faurecia SE*	2,090	80,411
Hermes International	86	71,388
Klepierre SA	2,959	55,970
Legrand SA	982	66,821
L’Oreal SA	231	67,157
LVMH Moet Hennessy Louis Vuitton SE	162	67,436
Orange SA	5,076	61,107
Pernod Ricard SA	434	67,495
Peugeot SA	4,600	65,385
Publicis Groupe SA	2,428	68,782
Sanofi	765	74,329
Sartorius Stedim Biotech	324	87,684
Schneider Electric SE	698	69,144
SEB SA	510	69,860
Suez SA	5,693	64,522
TOTAL SA	1,721	64,237
Ubisoft Entertainment SA*	843	65,186
Unibail-Rodamco-Westfield	1,032	54,644
Valeo SA*	3,582	88,073
Veolia Environnement SA(a)	2,789	60,943
Vivendi SA	2,789	63,250

		2,472,245

Germany 7.8%
BASF SE	1,351	72,952
Bayer AG	1,095	73,805
Brenntag AG	1,766	92,940
Carl Zeiss Meditec AG	661	67,578
Covestro AG, 144A	2,040	75,385
Daimler AG	2,040	75,589
Deutsche Post AG	2,456	76,281
Deutsche Telekom AG	4,560	71,751
Deutsche Wohnen SE	1,664	74,291
E.ON SE	6,055	63,893
Evonik Industries AG	3,043	74,820
Fresenius Medical Care AG & Co. KGaA	1,022	85,766
Fresenius SE & Co. KGaA	1,591	76,295
GEA Group AG	3,049	90,672
HeidelbergCement AG*	1,440	71,340

Description	Shares	Value
COMMON STOCKS (Continued)
Germany (cont’d.)
Henkel AG & Co. KGaA*	785	$62,784
HOCHTIEF AG	944	82,888
Infineon Technologies AG	4,144	86,738
KION Group AG*	1,450	80,801
Knorr-Bremse AG	728	76,917
LANXESS AG*	1,545	79,714
Merck KGaA	660	75,571
RWE AG	2,617	86,540
SAP SE	572	72,067
Siemens AG	760	83,124
Siemens Healthineers AG, 144A	1,656	85,414
Symrise AG (Class A Stock)*	699	76,351
Telefonica Deutschland Holding AG	27,133	83,309
Uniper SE	2,215	69,091
United Internet AG	2,221	90,925
Volkswagen AG	464	73,345
Vonovia SE	1,298	74,607
Zalando SE, 144A*	1,641	110,826

		2,594,370

Hong Kong 4.1%
BOC Hong Kong Holdings Ltd.	21,975	61,235
CK Asset Holdings Ltd.	11,119	60,461
CK Hutchison Holdings Ltd.	8,993	54,992
CK Infrastructure Holdings Ltd.	10,838	54,110
Dairy Farm International Holdings Ltd.	13,640	57,561
Hang Lung Properties Ltd.	31,888	67,055
Henderson Land Development Co. Ltd.	15,669	55,892
HKT Trust & HKT Ltd.	47,600	67,671
Hong Kong Exchanges & Clearing Ltd.	2,028	70,692
Hongkong Land Holdings Ltd.	15,820	59,483
Jardine Matheson Holdings Ltd.	1,259	50,549
Jardine Strategic Holdings Ltd.	2,761	55,082
Kerry Properties Ltd.	23,097	54,528
Link REIT	7,345	54,911
NWS Holdings Ltd.	60,072	47,118
Power Assets Holdings Ltd.	9,800	54,553
Sino Land Co. Ltd.	46,814	54,535
SJM Holdings Ltd.	70,531	78,343
Swire Pacific Ltd. (Class A Stock)	8,544	44,310
Techtronic Industries Co. Ltd.	10,087	86,796
WH Group Ltd., 144A	69,856	60,200
Wharf Real Estate Investment Co. Ltd.(a)	15,224	58,527
Wheelock & Co. Ltd.	9,002	60,795

		1,369,399

Ireland 0.7%
CRH PLC	2,180	70,903
DCC PLC	918	76,323
Smurfit Kappa Group PLC	2,188	71,066

		218,292

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments

as of May 31, 2020 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)
Isle of Man 0.3%
GVC Holdings PLC	10,291	$100,760

Israel 0.8%
Check Point Software Technologies Ltd.(a)*	618	67,776
Elbit Systems Ltd.	480	66,706
ICL Group Ltd.	19,040	65,771
Nice Ltd.*	402	72,524

		272,777

Italy 1.3%
Enel SpA	9,908	75,900
Ferrari NV	403	67,952
Pirelli & C SpA, 144A*	16,694	74,681
Prysmian SpA	3,535	75,126
Recordati SpA	1,527	69,361
Telecom Italia SpA*	152,918	56,356

		419,376

Japan 40.6%
ABC-Mart, Inc.(a)	1,205	73,186
Acom Co. Ltd.	14,220	57,885
Advantest Corp.	1,494	73,699
Air Water, Inc.	4,377	63,517
Aisin Seiki Co. Ltd.	2,255	70,988
Ajinomoto Co., Inc.	3,384	57,642
Amada Co. Ltd.	7,338	65,388
ANA Holdings, Inc.	2,235	53,862
Aozora Bank Ltd.	2,866	53,203
Asahi Group Holdings Ltd.	1,881	70,778
Asahi Kasei Corp.	7,583	59,767
Astellas Pharma, Inc.	3,850	68,346
Bandai Namco Holdings, Inc.	1,209	67,218
Bridgestone Corp.	1,962	65,076
Brother Industries Ltd.	3,728	70,139
Casio Computer Co. Ltd.	4,183	73,579
Central Japan Railway Co.	339	57,949
Chiba Bank Ltd. (The)	13,206	62,696
Chubu Electric Power Co., Inc.	4,379	58,917
Chugai Pharmaceutical Co. Ltd.	572	84,279
Credit Saison Co. Ltd.	4,602	54,749
CyberAgent, Inc.	1,641	82,624
Dai Nippon Printing Co. Ltd.	2,772	62,948
Daifuku Co. Ltd.	963	74,829
Daiichi Sankyo Co. Ltd.	873	81,638
Daikin Industries Ltd.	481	70,693
Daito Trust Construction Co. Ltd.	607	64,080
Daiwa Securities Group, Inc.	14,772	61,186
Disco Corp.	302	67,376
East Japan Railway Co.	744	58,295
Eisai Co. Ltd.	849	66,427
Electric Power Development Co. Ltd.	2,976	56,101
FamilyMart Co. Ltd.	3,509	65,693
FANUC Corp.	436	77,683

Description	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Fuji Electric Co. Ltd.	2,576	$68,768
FUJIFILM Holdings Corp.	1,322	61,059
Fujitsu Ltd.	666	68,548
Fukuoka Financial Group, Inc.(a)	4,035	65,588
Hakuhodo DY Holdings, Inc.	5,724	71,069
Hamamatsu Photonics KK	1,428	64,617
Hankyu Hanshin Holdings, Inc.	1,666	61,483
Hikari Tsushin, Inc.	333	72,902
Hisamitsu Pharmaceutical Co., Inc.	1,272	64,045
Hitachi Ltd.	1,954	62,600
Honda Motor Co. Ltd.	2,650	68,409
Hoshizaki Corp.	729	58,809
Hoya Corp.	653	61,216
Hulic Co. Ltd.	6,037	61,017
Idemitsu Kosan Co. Ltd.	2,561	56,755
Inpex Corp.	11,051	76,946
Isuzu Motors Ltd.	8,736	81,775
ITOCHU Corp.	2,833	60,682
Itochu Techno-Solutions Corp.	2,138	72,162
Japan Airlines Co. Ltd.	3,117	61,187
Japan Post Bank Co. Ltd.	6,379	52,643
Japan Post Holdings Co. Ltd.	8,070	58,674
Japan Post Insurance Co. Ltd.	4,686	59,441
Japan Tobacco, Inc.	3,113	61,700
JFE Holdings, Inc.	8,503	62,445
JTEKT Corp.	8,332	67,138
JXTG Holdings, Inc.	17,352	66,660
Kajima Corp.	5,745	65,097
Kakaku.com, Inc.	3,111	75,175
Kamigumi Co. Ltd.	3,410	66,559
Kansai Electric Power Co., Inc. (The)	5,659	56,330
Kao Corp.	732	58,692
KDDI Corp.	1,990	57,867
Keihan Holdings Co. Ltd.	1,328	63,047
Keisei Electric Railway Co. Ltd.	2,059	67,491
Kikkoman Corp.	1,402	70,461
Kirin Holdings Co. Ltd.	2,912	59,606
Kobayashi Pharmaceutical Co. Ltd.	656	58,395
Kubota Corp.	4,923	66,168
Kurita Water Industries Ltd.	2,643	73,204
Kyowa Kirin Co. Ltd.	2,656	71,963
Kyushu Electric Power Co., Inc.	7,370	61,232
Kyushu Railway Co.	2,056	58,242
Lawson, Inc.	1,095	60,515
Lion Corp.	2,933	67,039
LIXIL Group Corp.	4,822	67,247
M3, Inc.	2,232	89,822
Makita Corp.	1,988	67,284
Marubeni Corp.	10,452	50,717
Mazda Motor Corp.	10,392	66,392
McDonald’s Holdings Co. Japan Ltd.	1,503	79,857

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments

as of May 31, 2020 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Mebuki Financial Group, Inc.	28,379	$64,208
Medipal Holdings Corp.	3,316	65,708
MEIJI Holdings Co. Ltd.	866	65,124
MINEBEA MITSUMI, Inc.	3,995	70,050
Mitsubishi Chemical Holdings Corp.	10,003	58,834
Mitsubishi Electric Corp.	4,675	61,491
Mitsubishi Gas Chemical Co., Inc.	5,069	75,392
Mitsubishi Heavy Industries Ltd.	2,275	58,803
Mitsubishi UFJ Financial Group, Inc.	14,734	60,687
Mitsui & Co. Ltd.	4,362	66,151
Mitsui Chemicals, Inc.	3,142	65,261
Mitsui Fudosan Co. Ltd.	3,476	66,832
Mitsui OSK Lines Ltd.	3,689	65,300
MonotaRO Co. Ltd.	2,316	84,076
MS&AD Insurance Group Holdings, Inc.	2,042	59,928
Murata Manufacturing Co. Ltd.	1,346	75,072
Nabtesco Corp.	2,669	82,784
Nexon Co. Ltd.	3,745	77,994
NH Foods Ltd.	1,865	68,827
Nintendo Co. Ltd.	164	66,211
Nippon Express Co. Ltd.	1,216	62,466
Nippon Shinyaku Co. Ltd.	791	68,065
Nippon Steel Corp.	6,682	61,501
Nippon Telegraph & Telephone Corp.	2,459	55,726
Nissan Chemical Corp.	1,666	73,456
Nisshin Seifun Group, Inc.	3,795	59,083
Nissin Foods Holdings Co. Ltd.	703	58,667
Nitori Holdings Co. Ltd.	480	86,947
Nitto Denko Corp.	1,344	72,655
Nomura Real Estate Holdings, Inc.	3,503	64,769
Nomura Research Institute Ltd.	2,708	71,514
NTT Data Corp.	6,300	72,729
NTT DOCOMO, Inc.	1,911	52,300
Obayashi Corp.	6,956	64,306
Oji Holdings Corp.	11,255	56,460
Olympus Corp.	4,357	75,610
Omron Corp.	1,163	76,998
Ono Pharmaceutical Co. Ltd.	2,677	76,379
Oracle Corp. Japan	709	82,704
ORIX Corp.	5,041	66,796
Osaka Gas Co. Ltd.	3,236	64,603
Otsuka Corp.	1,461	70,446
Otsuka Holdings Co. Ltd.	1,613	72,749
Pan Pacific International Holdings Corp.	3,268	65,787
Panasonic Corp.	7,731	69,034
Park24 Co. Ltd.	4,074	78,990
Persol Holdings Co. Ltd.	5,784	76,426
Rakuten, Inc.	8,208	74,283
Recruit Holdings Co. Ltd.	1,993	68,562
Renesas Electronics Corp.*	16,157	83,748
Resona Holdings, Inc.	18,488	66,481

Description	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Ricoh Co. Ltd.	7,811	$57,653
Rinnai Corp.	851	71,571
Ryohin Keikaku Co. Ltd.	5,520	83,380
Santen Pharmaceutical Co. Ltd.	3,458	63,808
Secom Co. Ltd.	756	65,432
Sega Sammy Holdings, Inc.	5,340	69,520
Seibu Holdings, Inc.	5,034	65,723
Seiko Epson Corp.	5,196	58,491
Sekisui Chemical Co. Ltd.	4,690	65,450
Sekisui House Ltd.	3,523	67,050
Seven & i Holdings Co. Ltd.	1,961	67,043
SG Holdings Co. Ltd.	2,643	86,143
Sharp Corp.	5,613	60,739
Shimamura Co. Ltd.	875	61,500
Shimano, Inc.	417	76,599
Shimizu Corp.	8,183	69,200
Shinsei Bank Ltd.	4,426	56,430
Shionogi & Co. Ltd.	1,244	73,375
Showa Denko KK	2,690	64,229
SMC Corp.	140	70,581
Softbank Corp.	4,610	58,392
Sohgo Security Services Co. Ltd.	1,223	60,104
Sony Corp.	992	63,230
Square Enix Holdings Co. Ltd.	1,443	69,979
Stanley Electric Co. Ltd.	2,740	66,540
Subaru Corp.	2,850	62,856
SUMCO Corp.	4,743	72,611
Sumitomo Chemical Co. Ltd.	20,063	62,136
Sumitomo Dainippon Pharma Co. Ltd.	4,637	65,484
Sumitomo Heavy Industries Ltd.	3,174	72,401
Sumitomo Metal Mining Co. Ltd.	2,516	70,013
Sumitomo Mitsui Financial Group, Inc.	2,262	65,420
Sumitomo Mitsui Trust Holdings, Inc.	2,043	60,071
Sumitomo Rubber Industries Ltd.	5,998	60,956
Sundrug Co. Ltd.	1,894	63,751
Suzuken Co. Ltd.	1,619	58,773
Suzuki Motor Corp.	2,271	78,883
T&D Holdings, Inc.	7,140	64,419
Taiheiyo Cement Corp.	3,295	77,819
Taisei Corp.	1,975	68,492
TDK Corp.	739	69,072
Teijin Ltd.	4,062	66,441
Toho Co. Ltd.	1,860	68,298
Tohoku Electric Power Co., Inc.	6,200	64,159
Tokyo Century Corp.	1,787	77,631
Tokyo Electric Power Co. Holdings, Inc.*	17,024	57,302
Tokyo Electron Ltd.	311	62,001
Tokyo Gas Co. Ltd.	2,559	60,994
Toppan Printing Co. Ltd.	3,816	65,213
Toshiba Corp.	2,597	70,894
Tosoh Corp.	4,906	68,146

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments

as of May 31, 2020 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
TOTO Ltd.	1,705	$67,508
Toyo Seikan Group Holdings Ltd.	5,023	53,376
Toyo Suisan Kaisha Ltd.	1,238	64,629
Toyota Motor Corp.	944	59,129
Toyota Tsusho Corp.	2,197	55,615
Trend Micro, Inc.	1,229	67,464
Tsuruha Holdings, Inc.	467	68,938
Welcia Holdings Co. Ltd.	855	71,749
West Japan Railway Co.	887	57,170
Yamada Denki Co. Ltd.	15,673	76,152
Yamaha Motor Co. Ltd.	4,757	68,590
Yokohama Rubber Co. Ltd. (The)	4,653	70,197
Z Holdings Corp.	19,249	78,535
ZOZO, Inc.	4,511	82,988

		13,436,587

Luxembourg 1.0%
ArcelorMittal SA*	6,658	63,597
Aroundtown SA	12,351	67,756
Eurofins Scientific SE	129	87,035
Millicom International Cellular SA	2,143	51,491
Tenaris SA	9,969	61,881

		331,760

Macau 0.2%
Wynn Macau Ltd.	38,680	65,369

Netherlands 2.1%
EXOR NV	1,160	62,400
Heineken Holding NV	789	64,899
Heineken NV	737	67,477
Koninklijke Ahold Delhaize NV	2,608	66,035
Koninklijke Philips NV	1,681	76,114
Koninklijke Vopak NV	1,204	65,903
NN Group NV	2,299	70,869
QIAGEN NV*	1,523	66,458
Randstad NV	1,774	74,299
Wolters Kluwer NV	931	74,078

		688,532

New Zealand 1.1%
a2 Milk Co. Ltd.*	6,191	73,018
Fisher & Paykel Healthcare Corp. Ltd.	3,579	66,606
Fletcher Building Ltd.	31,070	67,696
Meridian Energy Ltd.	25,542	75,312
Spark New Zealand Ltd.	26,797	73,524

		356,156

Norway 1.1%
Equinor ASA	5,581	81,039
Mowi ASA	4,109	77,376
Orkla ASA	7,998	71,861
Telenor ASA	4,172	63,262
Yara International ASA	2,047	70,039

		363,577

Description	Shares	Value

COMMON STOCKS (Continued)
Portugal 0.6%

EDP - Energias de Portugal SA	15,778	$73,963
Galp Energia SGPS SA	5,696	67,749
Jeronimo Martins SGPS SA*	3,450	58,901

		200,613

Singapore 1.7%

CapitaLand Commercial Trust	51,843	64,217
CapitaLand Mall Trust	47,211	67,836
City Developments Ltd.	11,802	64,239
Oversea-Chinese Banking Corp. Ltd.	9,370	56,705
Singapore Press Holdings Ltd.	47,985	43,475
Singapore Technologies Engineering Ltd.	28,791	65,008
UOL Group Ltd.	13,041	63,137
Venture Corp. Ltd.	6,290	68,118
Wilmar International Ltd.	27,271	76,825

		569,560

Spain 2.2%

ACS Actividades de Construccion y Servicios SA	3,457	88,069
Amadeus IT Group SA	1,255	65,393
Banco Santander SA	24,003	54,288
Enagas SA	3,038	68,155
Endesa SA	2,662	63,088
Iberdrola SA	6,289	67,633
Industria de Diseno Textil SA	2,539	70,601
Naturgy Energy Group SA	3,349	62,065
Red Electrica Corp. SA	3,469	60,996
Repsol SA	7,556	70,204
Telefonica SA	13,443	63,286

		733,778

Sweden 4.6%

Alfa Laval AB	3,189	64,271
Assa Abloy AB (Class B Stock)	3,533	71,503
Atlas Copco AB,
(Class A Stock)	2,049	80,285
(Class B Stock)	2,342	82,569
Epiroc AB,
(Class A Stock)	6,701	74,353
(Class B Stock)	7,075	78,765
Essity AB (Class B Stock)	2,100	69,268
Hennes & Mauritz AB (Class B Stock)	4,966	74,918
Hexagon AB (Class B Stock)	1,497	82,170
Husqvarna AB (Class B Stock)	13,254	97,423
ICA Gruppen AB	1,512	70,974
Investor AB (Class B Stock)	1,463	77,788
Sandvik AB	4,663	77,151
Securitas AB (Class B Stock)	5,928	78,515
Skanska AB (Class B Stock)	4,090	81,648
SKF AB (Class B Stock)	4,381	80,343
Swedish Match AB	1,155	80,117
Tele2 AB (Class B Stock)	5,251	69,827
Telia Co. AB	17,467	59,839

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments

as of May 31, 2020 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Sweden (cont’d.)

Volvo AB (Class B Stock)	4,972	$70,312

		1,522,039

Switzerland 3.7%

ABB Ltd.	3,490	68,545
Adecco Group AG	1,587	75,274
Chocoladefabriken Lindt & Spruengli AG	8	66,625
Cie Financiere Richemont SA	1,109	64,432
Clariant AG*	3,769	69,028
Geberit AG	150	72,879
Givaudan SA	21	75,262
LafargeHolcim Ltd.*	1,713	70,778
Nestle SA	602	65,007
Novartis AG	850	73,379
Roche Holding AG	198	68,491
SGS SA	27	63,303
Sika AG	374	63,967
Sonova Holding AG	349	76,382
STMicroelectronics NV	3,161	77,511
Swatch Group AG (The)	1,606	62,350
Swiss Prime Site AG	611	56,793
Swisscom AG	114	59,240

		1,229,246

United Kingdom 6.9%

Associated British Foods PLC	2,751	61,868
British American Tobacco PLC	2,049	80,711
British Land Co. PLC (The)	14,528	73,078
BT Group PLC	41,612	59,742
Ferguson PLC	936	73,588
Fiat Chrysler Automobiles NV	8,568	75,536
GlaxoSmithKline PLC	3,344	68,250
Imperial Brands PLC	3,756	68,026
Intertek Group PLC	1,054	71,671
J Sainsbury PLC	23,659	56,685
Johnson Matthey PLC	2,825	73,720
Kingfisher PLC	34,420	82,552
Land Securities Group PLC	8,641	64,649
Meggitt PLC	16,027	54,828
Melrose Industries PLC	46,785	66,533
Ocado Group PLC*	4,015	108,641
Pearson PLC	8,876	50,797
RELX PLC	2,915	67,447
Rio Tinto Ltd.	1,178	73,337
Rio Tinto PLC	1,405	74,838
Royal Bank of Scotland Group PLC	41,353	56,357
Sage Group PLC (The)	8,219	70,140
Segro PLC	6,823	70,748
Severn Trent PLC	2,226	67,106
Smith & Nephew PLC	3,561	72,212
Spirax-Sarco Engineering PLC	625	76,184
Standard Life Aberdeen PLC	21,278	67,877
Tesco PLC	21,361	60,227

Description			Shares	Value

COMMON STOCKS (Continued)
United Kingdom (cont’d.)

Unilever NV			1,247	$64,353
Unilever PLC			1,279	68,427
Vodafone Group PLC			39,828	65,429
Wm Morrison Supermarkets PLC			30,376	70,039
WPP PLC			9,591	72,443

				2,288,039

United States 0.2%

Carnival PLC			5,061	66,097

TOTAL COMMON STOCKS

(cost $31,858,555)				32,141,997

PREFERRED STOCKS 1.1%
Germany 0.9%

Bayerische Motoren Werke AG			1,487	68,304
FUCHS PETROLUB SE			1,796	71,412
Henkel AG & Co. KGaA*			735	65,499
Sartorius AG			262	96,964

				302,179

Italy 0.2%

Telecom Italia SpA			153,765	59,194

TOTAL PREFERRED STOCKS

(cost $345,898)				361,373

TOTAL LONG-TERM INVESTMENTS (cost $32,204,453)				32,503,370

SHORT-TERM INVESTMENTS 1.3%

AFFILIATED MUTUAL FUND 0.8%
PGIM Institutional Money Market Fund (cost $270,065; includes $269,963 of cash collateral for securities on loan)(b)(w)			270,044	270,071

	Interest Rate	Maturity Date	Principal Amount (000)#
TIME DEPOSIT 0.5%
Citibank, NA (cost $182,883)	0.010%	06/01/20	183	182,883

TOTAL SHORT-TERM INVESTMENTS (cost $452,948)				452,954

TOTAL INVESTMENTS 99.5% (cost $32,657,401)				32,956,324

Other assets in excess of liabilities 0.5%				155,662

NET ASSETS 100.0%				$33,111,986

The following abbreviations are used in the quarterly report:

144A-Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $260,986; cash collateral of $269,963 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments

as of May 31, 2020 (unaudited) (continued)

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
*	Non-income producing security.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of May 31, 2020 were as follows (unaudited):

Machinery	6.4%
Chemicals	5.5
Pharmaceuticals	5.0
Real Estate Management & Development	3.6
Food Products	3.2
Banks	3.1
Food & Staples Retailing	3.1
Diversified Telecommunication Services	3.0
Equity Real Estate Investment Trusts (REITs)	2.9
Automobiles	2.8
Electric Utilities	2.7
Health Care Equipment & Supplies	2.5
Oil, Gas & Consumable Fuels	2.4
Auto Components	2.2
Household Durables	1.9
Specialty Retail	1.8
Construction & Engineering	1.8
Professional Services	1.7
IT Services	1.7
Metals & Mining	1.7
Media	1.6
Semiconductors & Semiconductor Equipment	1.6
Industrial Conglomerates	1.5
Electronic Equipment, Instruments & Components	1.5
Road & Rail	1.5
Commercial Services & Supplies	1.5
Trading Companies & Distributors	1.5
Beverages	1.4
Electrical Equipment	1.4
Software	1.3
Building Products	1.3

Textiles, Apparel & Luxury Goods	1.3%
Entertainment	1.2
Hotels, Restaurants & Leisure	1.2
Internet & Direct Marketing Retail	1.1
Construction Materials	1.1
Wireless Telecommunication Services	1.1
Diversified Financial Services	1.1
Multi-Utilities	1.0
Personal Products	1.0
Insurance	0.9
Tobacco	0.9
Health Care Providers & Services	0.9
Capital Markets	0.8
Affiliated Mutual Fund	0.8
Household Products	0.8
Gas Utilities	0.8
Technology Hardware, Storage & Peripherals	0.8
Life Sciences Tools & Services	0.7
Multiline Retail	0.7
Leisure Products	0.6
Marine	0.6
Independent Power & Renewable Electricity Producers	0.6
Aerospace & Defense	0.6
Time Deposit	0.5
Air Freight & Logistics	0.5
Interactive Media & Services	0.5
Containers & Packaging	0.4
Airlines	0.3
Consumer Finance	0.3
Health Care Technology	0.3
Communications Equipment	0.2
Water Utilities	0.2
Transportation Infrastructure	0.2

Energy Equipment & Services	0.2%

Paper & Forest Products	0.2%

99.5
Other assets in excess of liabilities	0.5

100.0%

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments

as of May 31, 2020 (unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS 99.2%
COMMON STOCKS 99.2%
Aerospace & Defense 1.3%
General Dynamics Corp.	226	$33,184
Huntington Ingalls Industries, Inc.	144	28,784
Northrop Grumman Corp.	94	31,509
Textron, Inc.	1,027	31,806

		125,283

Air Freight & Logistics 0.3%
Expeditors International of Washington, Inc.	460	35,130

Airlines 0.8%
Alaska Air Group, Inc.	924	31,591
Southwest Airlines Co.	728	23,369
United Airlines Holdings, Inc.*	845	23,694

		78,654

Auto Components 0.4%
BorgWarner, Inc.	1,204	38,709

Automobiles 0.3%
General Motors Co.	1,331	34,446

Banks 2.9%
Citizens Financial Group, Inc.	1,449	34,921
Comerica, Inc.	883	32,097
Fifth Third Bancorp	1,734	33,622
Huntington Bancshares, Inc.	3,534	31,417
KeyCorp	2,621	31,059
M&T Bank Corp.	271	28,634
Regions Financial Corp.	3,049	34,484
Wells Fargo & Co.	972	25,729
Zions Bancorp NA	1,097	36,097

		288,060

Beverages 1.7%
Coca-Cola Co. (The)	671	31,322
Constellation Brands, Inc. (Class A Stock)	210	36,267
Molson Coors Beverage Co. (Class B Stock)	777	29,495
Monster Beverage Corp.*	519	37,321
PepsiCo, Inc.	250	32,888

		167,293

Biotechnology 3.0%
AbbVie, Inc.	432	40,034
Alexion Pharmaceuticals, Inc.*	360	43,164
Amgen, Inc.	152	34,914
Biogen, Inc.*	99	30,402
Gilead Sciences, Inc.	406	31,599
Incyte Corp.*	411	41,885
Regeneron Pharmaceuticals, Inc.*	67	41,058
Vertex Pharmaceuticals, Inc.*	134	38,587

		301,643

Building Products 1.1%
Fortune Brands Home & Security, Inc.	675	41,148
Johnson Controls International PLC	1,112	34,928

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments

as of May 31, 2020 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)
Building Products (cont’d.)
Masco Corp.	817	$38,113

		114,189

Capital Markets 3.4%
Bank of New York Mellon Corp. (The)	910	33,825
Franklin Resources, Inc.	1,505	28,399
Goldman Sachs Group, Inc. (The)	176	34,582
Intercontinental Exchange, Inc.	390	37,928
Invesco Ltd.	3,062	24,404
Morgan Stanley	841	37,172
Northern Trust Corp.	363	28,681
S&P Global, Inc.	123	39,977
State Street Corp.	607	37,003
T Rowe Price Group, Inc.	296	35,786

		337,757

Chemicals 3.8%
Celanese Corp. (Class A Stock)	397	35,694
Corteva, Inc.	1,351	36,896
DuPont de Nemours, Inc.	835	42,359
Eastman Chemical Co.	626	42,618
Ecolab, Inc.	186	39,540
FMC Corp.	374	36,805
Linde PLC (United Kingdom)	173	35,005
LyondellBasell Industries NV (Class A Stock)	557	35,514
PPG Industries, Inc.	334	33,958
Sherwin-Williams Co. (The)	69	40,976

		379,365

Commercial Services & Supplies 0.7%
Cintas Corp.	156	38,682
Waste Management, Inc.	307	32,772

		71,454

Communications Equipment 1.8%
Arista Networks, Inc.*	150	35,019
Cisco Systems, Inc.	810	38,734
F5 Networks, Inc.*	273	39,563
Juniper Networks, Inc.	1,590	38,573
Motorola Solutions, Inc.	202	27,337

		179,226

Construction & Engineering 0.3%
Quanta Services, Inc.	945	34,899

Construction Materials 0.3%
Vulcan Materials Co.	294	31,846

Consumer Finance 0.7%
Discover Financial Services	720	34,207
Synchrony Financial	1,578	32,144

		66,351

Containers & Packaging 1.3%
Avery Dennison Corp.	304	33,644
International Paper Co.	884	30,100
Sealed Air Corp.	1,150	36,915

Description	Shares	Value
COMMON STOCKS (Continued)
Containers & Packaging (cont’d.)
Westrock Co.	1,058	$29,687

		130,346

Distributors 0.7%
Genuine Parts Co.	437	36,450
LKQ Corp.*	1,350	37,071

		73,521

Diversified Financial Services 0.3%
Berkshire Hathaway, Inc. (Class B Stock)*	163	30,250

Diversified Telecommunication Services 1.0%
AT&T, Inc.	1,077	33,236
CenturyLink, Inc.	3,127	30,739
Verizon Communications, Inc.	561	32,190

		96,165

Electric Utilities 1.6%
Edison International	520	30,217
Exelon Corp.	788	30,189
FirstEnergy Corp.	812	34,315
NRG Energy, Inc.	1,037	37,384
PPL Corp.	1,130	31,572

		163,677

Electrical Equipment 1.1%
Eaton Corp. PLC	384	32,602
Emerson Electric Co.	615	37,527
Rockwell Automation, Inc.	189	40,854

		110,983

Electronic Equipment, Instruments & Components 1.5%
CDW Corp.	273	30,278
IPG Photonics Corp.*	257	39,938
TE Connectivity Ltd. (Switzerland)	440	35,750
Zebra Technologies Corp. (Class A Stock)*	150	39,198

		145,164

Energy Equipment & Services 0.7%
Baker Hughes Co. (Class A Stock)	2,422	39,987
National Oilwell Varco, Inc.	2,670	33,295

		73,282

Entertainment 1.4%
Activision Blizzard, Inc.	520	37,430
Electronic Arts, Inc.*	303	37,233
Take-Two Interactive Software, Inc.*	261	35,540
Walt Disney Co. (The)	285	33,430

		143,633

Equity Real Estate Investment Trusts (REITs) 5.4%
Boston Properties, Inc.	323	27,772
Crown Castle International Corp.	211	36,326
Equinix, Inc.	52	36,277
Equity Residential	507	30,704
Essex Property Trust, Inc.	125	30,346
Host Hotels & Resorts, Inc.	2,411	28,787
Kimco Realty Corp.	2,653	29,475

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments

as of May 31, 2020 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Mid-America Apartment Communities, Inc.	289	$33,628
Prologis, Inc.	386	35,319
Public Storage	160	32,438
Regency Centers Corp.	709	30,338
SL Green Realty Corp.	616	25,946
UDR, Inc.	799	29,547
Ventas, Inc.	1,045	36,523
Vornado Realty Trust	811	29,366
Welltower, Inc.	595	30,149
Weyerhaeuser Co.	1,643	33,172

		536,113

Food & Staples Retailing 1.6%
Costco Wholesale Corp.	103	31,773
Kroger Co. (The)	1,035	33,762
Sysco Corp.	561	30,945
Walgreens Boots Alliance, Inc.	662	28,426
Walmart, Inc.	273	33,868

		158,774

Food Products 3.5%
Archer-Daniels-Midland Co.	852	33,492
Campbell Soup Co.	689	35,125
Conagra Brands, Inc.	1,078	37,504
Hershey Co. (The)	227	30,799
JM Smucker Co. (The)	290	33,040
Kellogg Co.	511	33,373
Kraft Heinz Co. (The)	1,212	36,930
McCormick & Co., Inc.	228	39,936
Mondelez International, Inc. (Class A Stock)	658	34,295
Tyson Foods, Inc. (Class A Stock)	490	30,106

		344,600

Gas Utilities 0.4%
Atmos Energy Corp.	344	35,356

Health Care Equipment & Supplies 7.5%
Abbott Laboratories	413	39,202
ABIOMED, Inc.*	213	47,691
Align Technology, Inc.*	157	38,562
Baxter International, Inc.	374	33,664
Becton Dickinson & Co.	143	35,311
Boston Scientific Corp.*	956	36,318
Cooper Cos., Inc. (The)	107	33,917
Danaher Corp.	217	36,154
DENTSPLY SIRONA, Inc.	707	32,890
Edwards Lifesciences Corp.*	164	36,854
Hologic, Inc.*	883	46,799
IDEXX Laboratories, Inc.*	131	40,463
Intuitive Surgical, Inc.*	60	34,802
Medtronic PLC (Ireland)	350	34,503
ResMed, Inc.	205	32,968
STERIS PLC	255	42,302
Stryker Corp.	184	36,014

Description	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
Teleflex, Inc.	102	$37,012
Varian Medical Systems, Inc.*	263	31,926
Zimmer Biomet Holdings, Inc.	298	37,649

		745,001

Health Care Providers & Services 3.8%
Anthem, Inc.	126	37,058
Cigna Corp.	185	36,504
CVS Health Corp.	522	34,227
DaVita, Inc.*	407	32,951
Henry Schein, Inc.*	576	34,975
Humana, Inc.	105	43,118
Laboratory Corp. of America Holdings*	238	41,726
McKesson Corp.	228	36,177
Quest Diagnostics, Inc.	353	41,753
UnitedHealth Group, Inc.	118	35,972

		374,461

Health Care Technology 0.4%
Cerner Corp.	533	38,856

Household Durables 1.0%
DR Horton, Inc.	723	39,982
Mohawk Industries, Inc.*	365	34,018
Newell Brands, Inc.	2,024	26,616

		100,616

Household Products 1.4%
Church & Dwight Co., Inc.	477	35,808
Colgate-Palmolive Co.	470	33,995
Kimberly-Clark Corp.	257	36,350
Procter & Gamble Co. (The)	306	35,472

		141,625

Independent Power & Renewable Electricity Producers 0.3%
AES Corp. (The)	2,225	27,790

Industrial Conglomerates 0.7%
3M Co.	218	34,104
Honeywell International, Inc.	219	31,941

		66,045

Insurance 2.3%
Allstate Corp. (The)	367	35,896
Chubb Ltd. (Switzerland)	275	33,534
Globe Life, Inc.	415	31,964
Hartford Financial Services Group, Inc. (The)	859	32,891
MetLife, Inc.	923	33,237
Progressive Corp. (The)	396	30,761
Travelers Cos., Inc. (The)	285	30,489

		228,772

Interactive Media & Services 1.6%
Alphabet, Inc.,
(Class A Stock)*	28	40,138
(Class C Stock)*	28	40,010
Facebook, Inc. (Class A Stock)*	191	42,992

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments

as of May 31, 2020 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)
Interactive Media & Services (cont’d.)
Twitter, Inc.*	1,137	$35,213

		158,353

Internet & Direct Marketing Retail 0.3%
Booking Holdings, Inc.*	20	32,788

IT Services 3.5%
Accenture PLC (Ireland) (Class A Stock)	175	35,283
Cognizant Technology Solutions Corp. (Class A Stock)	581	30,793
Global Payments, Inc.	197	35,359
International Business Machines Corp.	264	32,974
Jack Henry & Associates, Inc.	199	35,991
Leidos Holdings, Inc.	324	34,114
Paychex, Inc.	456	32,960
PayPal Holdings, Inc.*	298	46,193
Visa, Inc. (Class A Stock)	178	34,753
Western Union Co. (The)	1,447	28,969

		347,389

Life Sciences Tools & Services 2.3%
Agilent Technologies, Inc.	407	35,873
Illumina, Inc.*	117	42,477
Mettler-Toledo International, Inc.*	49	38,955
PerkinElmer, Inc.	389	39,083
Thermo Fisher Scientific, Inc.	106	37,014
Waters Corp.*	157	31,376

		224,778

Machinery 3.4%
Cummins, Inc.	237	40,195
Dover Corp.	365	35,496
IDEX Corp.	239	38,090
PACCAR, Inc.	493	36,413
Parker-Hannifin Corp.	230	41,393
Pentair PLC (United Kingdom)	987	38,631
Snap-on, Inc.	264	34,238
Stanley Black & Decker, Inc.	280	35,126
Westinghouse Air Brake Technologies Corp.	594	36,276

		335,858

Media 2.1%
Comcast Corp. (Class A Stock)	817	32,353
Discovery, Inc., (Class A Stock)*	1,435	31,211
(Class C Stock)*	1,602	31,383
Fox Corp. (Class B Stock)	1,221	35,141
News Corp. (Class A Stock)	3,279	40,168
ViacomCBS, Inc. (Class B Stock)	2,147	44,529

		214,785

Metals & Mining 0.7%
Newmont Corp.	622	36,368
Nucor Corp.	895	37,823

		74,191

Multiline Retail 0.8%
Dollar Tree, Inc.*	384	37,582

Description	Shares	Value
COMMON STOCKS (Continued)
Multiline Retail (cont’d.)
Target Corp.	311	$38,045

		75,627

Multi-Utilities 2.3%
CenterPoint Energy, Inc.	1,890	33,604
Dominion Energy, Inc.	414	35,194
DTE Energy Co.	280	30,120
NiSource, Inc.	1,298	30,931
Public Service Enterprise Group, Inc.	648	33,074
Sempra Energy	261	32,967
WEC Energy Group, Inc.	346	31,739

		227,629

Oil, Gas & Consumable Fuels 3.0%
ConocoPhillips	936	39,481
Diamondback Energy, Inc.	1,157	49,265
HollyFrontier Corp.	1,254	39,438
Marathon Petroleum Corp.	1,298	45,612
Phillips 66	552	43,200
Pioneer Natural Resources Co.	404	37,006
Valero Energy Corp.	658	43,849

		297,851

Pharmaceuticals 2.5%
Bristol-Myers Squibb Co.	601	35,892
Eli Lilly & Co.	224	34,261
Johnson & Johnson	255	37,931
Merck & Co., Inc.	426	34,387
Perrigo Co. PLC (Ireland)	645	35,327
Pfizer, Inc.	1,019	38,915
Zoetis, Inc. (Class A Stock)	255	35,544

		252,257

Professional Services 0.6%
Nielsen Holdings PLC	2,175	30,211
Robert Half International, Inc.	634	32,169

		62,380

Real Estate Management & Development 0.3%
CBRE Group, Inc. (Class A Stock)*	738	32,457

Road & Rail 0.7%
JB Hunt Transport Services, Inc.	320	38,295
Old Dominion Freight Line, Inc.	214	36,613

		74,908

Semiconductors & Semiconductor Equipment 3.6%
Advanced Micro Devices, Inc.*	632	34,002
Applied Materials, Inc.	610	34,270
Intel Corp.	540	33,982
Maxim Integrated Products, Inc.	598	34,493
Micron Technology, Inc.*	670	32,100
NVIDIA Corp.	117	41,537
Qorvo, Inc.*	346	36,240
QUALCOMM, Inc.	435	35,183
Skyworks Solutions, Inc.	327	38,762

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments

as of May 31, 2020 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Texas Instruments, Inc.	291	$34,553

		355,122

Software 4.5%
Adobe, Inc.*	93	35,954
ANSYS, Inc.*	131	37,073
Autodesk, Inc.*	205	43,128
Cadence Design Systems, Inc.*	448	40,898
Citrix Systems, Inc.	218	32,290
Fortinet, Inc.*	302	42,038
Intuit, Inc.	121	35,129
Microsoft Corp.	193	35,367
Oracle Corp.	648	34,843
salesforce.com, Inc.*	194	33,909
ServiceNow, Inc.*	102	39,569
Synopsys, Inc.*	235	42,514

		452,712

Specialty Retail 2.3%
Advance Auto Parts, Inc.	309	43,050
Best Buy Co., Inc.	435	33,969
Home Depot, Inc. (The)	154	38,266
Lowe’s Cos., Inc.	321	41,842
TJX Cos., Inc. (The)	626	33,028
Ulta Beauty, Inc.*	159	38,798

		228,953

Technology Hardware, Storage & Peripherals 1.3%
Apple, Inc.	116	36,881
Hewlett Packard Enterprise Co.	2,679	26,013
NetApp, Inc.	707	31,490
Seagate Technology PLC	653	34,635

		129,019

Textiles, Apparel & Luxury Goods 0.6%
Ralph Lauren Corp. (Class A Stock)	404	30,506
Tapestry, Inc.	1,981	26,942

		57,448

Tobacco 0.6%
Altria Group, Inc.	819	31,982
Philip Morris International, Inc.	445	32,645

		64,627

Trading Companies & Distributors 0.8%
United Rentals, Inc.*	303	42,083
WW Grainger, Inc.	114	35,297

		77,380

Water Utilities 0.3%
American Water Works Co., Inc.	252	32,004

Wireless Telecommunication Services 0.4%
T-Mobile US, Inc.*	355	35,514

TOTAL LONG-TERM INVESTMENTS (cost $9,639,687)		9,893,365

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
SHORT-TERM INVESTMENTS 0.6%
TIME DEPOSIT 0.6%
JPMorgan Chase (cost $61,836)	0.010%	06/01/20	62	$61,836
TOTAL SHORT-TERM INVESTMENTS (cost $61,836)				61,836

TOTAL INVESTMENTS 99.8% (cost $9,701,523)				9,955,201

Other assets in excess of liabilities 0.2%				18,804

NET ASSETS 100.0%				$ 9,974,005

The following abbreviations are used in the quarterly report:

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of May 31, 2020 (unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS 99.6%
COMMON STOCKS 99.6%
Aerospace & Defense 1.0%
Astronics Corp.*	1,430	$13,056
Axon Enterprise, Inc.*	182	13,825
Cubic Corp.	323	13,311
Ducommun, Inc.*	544	17,517
Moog, Inc. (Class A Stock)	257	13,952
Parsons Corp.*	398	16,183

		87,844

Air Freight & Logistics 0.5%
Air Transport Services Group, Inc.*	769	16,564
Forward Air Corp.	279	13,861
Radiant Logistics, Inc.*	3,410	13,606

		44,031

Auto Components 1.0%
Dorman Products, Inc.*	264	18,459
Fox Factory Holding Corp.*	321	23,148
Gentherm, Inc.*	413	16,809
LCI Industries	184	18,203
Standard Motor Products, Inc.	346	14,722

		91,341

Automobiles 0.3%
Winnebago Industries, Inc.	448	24,371

Banks 3.9%
Ameris Bancorp	606	14,683
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	783	19,129
Baycom Corp.*	1,072	14,129
Cambridge Bancorp	260	15,080
Central Pacific Financial Corp.	932	15,015
Eagle Bancorp, Inc.	440	14,238
Esquire Financial Holdings, Inc.*	870	14,903
FB Financial Corp.	685	16,173
First Financial Corp.	448	15,725
First Foundation, Inc.	1,325	19,742
Hanmi Financial Corp.	1,323	11,947
HarborOne Bancorp, Inc.*	1,667	13,286
Heritage Commerce Corp.	1,756	14,276
HomeTrust Bancshares, Inc.	884	13,631
Independent Bank Corp.	1,090	15,064
Independent Bank Group, Inc.	555	21,023
Investar Holding Corp.	1,154	15,060
Midland States Bancorp, Inc.	795	11,901
OceanFirst Financial Corp.	905	15,114
Preferred Bank	392	14,727
Seacoast Banking Corp. of Florida*	737	16,030
Triumph Bancorp, Inc.*	543	13,331
Veritex Holdings, Inc.	999	17,502

		351,709

Beverages 0.6%
Coca-Cola Consolidated, Inc.	64	15,579
MGP Ingredients, Inc.	527	19,768

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of May 31, 2020 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)
Beverages (cont’d.)
National Beverage Corp.*	362	$20,627

		55,974

Biotechnology 13.1%
ACADIA Pharmaceuticals, Inc.*	353	17,537
Akcea Therapeutics, Inc.(a)*	964	14,364
Aldeyra Therapeutics, Inc.*	5,979	29,417
Allogene Therapeutics, Inc.*	687	33,086
AnaptysBio, Inc.*	956	18,241
Aprea Therapeutics, Inc.*	437	11,738
Arena Pharmaceuticals, Inc.*	324	19,366
Arrowhead Pharmaceuticals, Inc.*	455	14,669
Atara Biotherapeutics, Inc.*	1,445	16,618
Athenex, Inc.*	1,610	17,501
Avid Bioservices, Inc.*	3,016	17,613
BioSpecifics Technologies Corp.*	263	16,359
Castle Biosciences, Inc.*	496	19,061
Celcuity, Inc.*	2,159	21,007
Coherus Biosciences, Inc.*	829	15,453
Constellation Pharmaceuticals, Inc.*	424	15,065
Dicerna Pharmaceuticals, Inc.*	760	16,393
Eagle Pharmaceuticals, Inc.*	336	17,223
Eidos Therapeutics, Inc.*	288	14,086
Eiger BioPharmaceuticals, Inc.*	1,903	22,969
Emergent BioSolutions, Inc.*	243	20,288
Enanta Pharmaceuticals, Inc.*	280	14,417
G1 Therapeutics, Inc.*	1,153	19,566
GlycoMimetics, Inc.*	5,804	16,425
Gossamer Bio, Inc.*	1,403	17,046
Gritstone Oncology, Inc.*	2,283	14,748
Halozyme Therapeutics, Inc.*	777	18,858
Harpoon Therapeutics, Inc.*	1,154	25,111
Heron Therapeutics, Inc.*	1,161	21,153
Homology Medicines, Inc.*	819	11,663
Immunomedics, Inc.*	1,053	35,370
Ironwood Pharmaceuticals, Inc. (Class A Stock)(a)*	1,382	13,447
KalVista Pharmaceuticals, Inc.*	1,811	20,374
Kiniksa Pharmaceuticals Ltd. (Class A Stock)*	1,042	21,747
Kura Oncology, Inc.*	1,545	26,404
Lexicon Pharmaceuticals, Inc.*	7,144	13,645
Ligand Pharmaceuticals, Inc.*	191	19,400
MacroGenics, Inc.*	2,310	44,444
Magenta Therapeutics, Inc.*	1,875	16,575
MEI Pharma, Inc.*	8,653	31,627
MeiraGTx Holdings PLC*	1,018	15,107
Morphic Holding, Inc.*	1,033	21,466
Mustang Bio, Inc.*	5,159	19,243
Myriad Genetics, Inc.*	936	13,600
PhaseBio Pharmaceuticals, Inc.*	4,339	26,077
Precision BioSciences, Inc.*	2,306	16,165
Principia Biopharma, Inc.*	250	15,973
Protagonist Therapeutics, Inc.*	2,200	36,366

Description	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
PTC Therapeutics, Inc.*	321	$16,278
Radius Health, Inc.*	1,005	12,723
Replimune Group, Inc.*	1,303	24,470
Retrophin, Inc.*	979	15,356
Rhythm Pharmaceuticals, Inc.*	957	18,556
Rocket Pharmaceuticals, Inc.*	898	16,891
Sangamo Therapeutics, Inc.*	2,091	23,398
Spectrum Pharmaceuticals, Inc.*	5,640	16,582
UroGen Pharma Ltd.*	790	18,541
Vanda Pharmaceuticals, Inc.*	1,490	17,463
Veracyte, Inc.*	566	14,116
Voyager Therapeutics, Inc.*	1,558	18,852
X4 Pharmaceuticals, Inc.*	1,532	13,083
Xencor, Inc.*	476	14,399

		1,194,779

Building Products 2.0%
AAON, Inc.	288	15,601
Apogee Enterprises, Inc.	645	13,319
Builders FirstSource, Inc.*	982	20,436
JELD-WEN Holding, Inc.*	1,119	15,252
Masonite International Corp.*	251	16,661
Patrick Industries, Inc.	438	22,719
PGT Innovations, Inc.*	1,454	19,789
Simpson Manufacturing Co., Inc.	235	18,814
Trex Co., Inc.*	157	18,859
UFP Industries, Inc.	358	16,371

		177,821

Capital Markets 2.3%
Artisan Partners Asset Management, Inc. (Class A Stock)	571	16,542
Assetmark Financial Holdings, Inc.*	662	17,675
Blucora, Inc.*	1,147	13,936
Cohen & Steers, Inc.	294	18,684
Cowen, Inc. (Class A Stock)	1,443	18,860
Diamond Hill Investment Group, Inc.	153	16,059
Federated Hermes, Inc. (Class B Stock)	737	16,317
GAMCO Investors, Inc. (Class A Stock)	1,128	14,574
Houlihan Lokey, Inc. (Class A Stock)	293	17,721
PJT Partners, Inc. (Class A Stock)	346	18,923
Pzena Investment Management, Inc. (Class A Stock)	2,964	12,093
Virtus Investment Partners, Inc.	178	16,550
WisdomTree Investments, Inc.	5,337	15,957

		213,891

Chemicals 2.5%
Advanced Emissions Solutions, Inc.	2,033	10,246
Balchem Corp.	142	14,292
Chase Corp.	174	17,339
Ferro Corp.*	1,394	16,756
GCP Applied Technologies, Inc.*	765	15,407
HB Fuller Co.	491	18,472
Ingevity Corp.*	387	20,383
Innospec, Inc.	186	14,339

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of May 31, 2020 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Chemicals (cont’d.)

Koppers Holdings, Inc.*	1,105	$18,310
Orion Engineered Carbons SA (Luxembourg)	1,688	18,669
PolyOne Corp.	737	18,263
Sensient Technologies Corp.	324	16,239
Stepan Co.	175	17,003
Tronox Holdings PLC (United Kingdom) (Class A Stock)	2,265	15,040

		230,758

Commercial Services & Supplies 2.5%

Brady Corp. (Class A Stock)	316	16,157
Brink’s Co. (The)	256	10,266
Deluxe Corp.	528	12,318
Healthcare Services Group, Inc.	634	15,165
Herman Miller, Inc.	586	13,490
HNI Corp.	505	12,862
Interface, Inc. (Class A Stock)	1,990	16,895
Kimball International, Inc. (Class B Stock)	1,215	13,596
Knoll, Inc.	1,401	14,795
McGrath RentCorp	248	13,828
Mobile Mini, Inc.	501	16,052
MSA Safety, Inc.	137	16,295
Pitney Bowes, Inc.	6,110	14,481
Steelcase, Inc. (Class A Stock)	1,244	14,406
Tetra Tech, Inc.	186	14,675
Viad Corp.	704	12,911

		228,192

Communications Equipment 1.2%

Calix, Inc.*	1,911	26,945
Casa Systems, Inc.*	3,806	16,556
Clearfield, Inc.*	1,337	18,491
Extreme Networks, Inc.*	4,286	14,144
Plantronics, Inc.	1,363	17,760
Viavi Solutions, Inc.*	1,185	13,734

		107,630

Construction & Engineering 1.7%

Comfort Systems USA, Inc.	392	14,504
Construction Partners, Inc. (Class A Stock)*	842	14,903
EMCOR Group, Inc.	227	14,426
Granite Construction, Inc.	970	17,072
Great Lakes Dredge & Dock Corp.*	1,806	16,742
IES Holdings, Inc.*	826	19,328
MasTec, Inc.*	440	17,226
MYR Group, Inc.*	613	17,661
Primoris Services Corp.	841	14,036
Sterling Construction Co., Inc.*	1,344	12,163

		158,061

Consumer Finance 0.4%

Enova International, Inc.*	972	13,754
FirstCash, Inc.	191	13,326
Regional Management Corp.*	836	13,259

		40,339

Description	Shares	Value

COMMON STOCKS (Continued)
Containers & Packaging 0.2%

Myers Industries, Inc.	1,321	$17,979

Distributors 0.4%

Core-Mark Holding Co., Inc.	519	14,522
Funko, Inc. (Class A Stock)*	3,082	17,413

		31,935

Diversified Consumer Services 0.9%

Collectors Universe, Inc.	797	17,725
K12, Inc.*	832	20,484
Perdoceo Education Corp.*	1,359	22,125
Strategic Education, Inc.	107	18,150

		78,484

Diversified Telecommunication Services 0.9%

Cogent Communications Holdings, Inc.	173	13,238
IDT Corp. (Class B Stock)*	2,573	16,313
Ooma, Inc.*	1,326	16,628
ORBCOMM, Inc.*	6,665	18,262
Vonage Holdings Corp.*	2,024	19,491

		83,932

Electric Utilities 0.7%

Genie Energy Ltd. (Class B Stock)	2,126	18,305
MGE Energy, Inc.	219	14,868
Otter Tail Corp.	333	14,289
Spark Energy, Inc. (Class A Stock)	2,062	16,949

		64,411

Electrical Equipment 0.7%

AZZ, Inc.	491	15,545
EnerSys	273	17,281
Generac Holdings, Inc.*	145	16,134
Thermon Group Holdings, Inc.*	920	14,748

		63,708

Electronic Equipment, Instruments & Components 2.7%

Airgain, Inc.*	1,887	17,040
Badger Meter, Inc.	259	15,848
ePlus, Inc.*	221	16,290
Fabrinet (Thailand)*	262	16,752
FARO Technologies, Inc.*	321	18,066
Insight Enterprises, Inc.*	342	17,531
Iteris, Inc.*	4,221	20,303
Itron, Inc.*	226	14,559
MTS Systems Corp.	645	11,358
Novanta, Inc.*	174	17,871
OSI Systems, Inc.*	196	14,851
Plexus Corp.*	267	17,147
Rogers Corp.*	150	16,239
Sanmina Corp.*	500	13,305
Vishay Precision Group, Inc.*	663	15,660

		242,820

Energy Equipment & Services 0.4%

DMC Global, Inc.	569	16,245

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of May 31, 2020 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Energy Equipment & Services (cont’d.)

Solaris Oilfield Infrastructure, Inc. (Class A Stock)	2,483	$17,207

		33,452

Entertainment 0.4%

Glu Mobile, Inc.*	2,250	22,455
IMAX Corp. (Canada)*	1,359	17,137

		39,592

Equity Real Estate Investment Trusts (REITs) 3.6%

Alexander’s, Inc.	50	12,992
American Assets Trust, Inc.	570	14,917
American Finance Trust, Inc.	1,967	14,398
Armada Hoffler Properties, Inc.	1,380	11,896
Clipper Realty, Inc.	2,427	17,911
Community Healthcare Trust, Inc.	430	15,661
EastGroup Properties, Inc.	131	15,229
First Industrial Realty Trust, Inc.	414	15,682
Four Corners Property Trust, Inc.	675	14,593
GEO Group, Inc. (The)	1,221	14,628
iStar, Inc.	1,364	14,909
LTC Properties, Inc.	414	15,239
Monmouth Real Estate Investment Corp.	1,142	14,823
National Health Investors, Inc.	260	14,427
National Storage Affiliates Trust	559	16,776
New Senior Investment Group, Inc.	4,567	13,244
NexPoint Residential Trust, Inc.	558	17,845
Pennsylvania Real Estate Investment Trust(a)	13,793	15,586
PS Business Parks, Inc.	114	15,235
Tanger Factory Outlet Centers, Inc.(a)	2,063	12,687
Terreno Realty Corp.	314	16,074
UMH Properties, Inc.	1,148	14,327

		329,079

Food & Staples Retailing 0.3%

Performance Food Group Co.*	497	13,245
PriceSmart, Inc.	268	14,574

		27,819

Food Products 0.8%

Bridgford Foods Corp.*	623	9,819
Calavo Growers, Inc.	244	14,277
J&J Snack Foods Corp.	118	15,178
John B Sanfilippo & Son, Inc.	181	15,736
Lancaster Colony Corp.	102	15,653
Tootsie Roll Industries, Inc.(a)	20	712

		71,375

Gas Utilities 0.8%

Chesapeake Utilities Corp.	173	15,629
New Jersey Resources Corp.	450	15,804
Northwest Natural Holding Co.	224	14,360
South Jersey Industries, Inc.	541	15,343
Southwest Gas Holdings, Inc.	202	15,342

		76,478

Description	Shares	Value

COMMON STOCKS (Continued)
Health Care Equipment & Supplies 6.1%

Accuray, Inc.*	7,915	$16,622
Alphatec Holdings, Inc.*	3,765	16,754
Antares Pharma, Inc.*	6,332	18,173
AtriCure, Inc.*	458	21,897
Atrion Corp.	23	14,766
Cardiovascular Systems, Inc.*	365	14,133
Conformis, Inc.*	19,902	19,677
CONMED Corp.	235	17,251
CryoLife, Inc.*	856	19,457
Cutera, Inc.*	1,008	13,386
Globus Medical, Inc. (Class A Stock)*	323	17,652
Haemonetics Corp.*	133	14,587
Integer Holdings Corp.*	225	17,816
IntriCon Corp.*	1,080	15,271
iRadimed Corp.*	752	17,484
Lantheus Holdings, Inc.*	1,047	14,375
LeMaitre Vascular, Inc.	523	14,063
LivaNova PLC (United Kingdom)*	327	17,491
Merit Medical Systems, Inc.*	422	18,986
Natus Medical, Inc.*	603	12,904
Nevro Corp.*	161	20,222
Novocure Ltd. (Jersey, Channel Islands)*	205	13,823
NuVasive, Inc.*	261	15,817
Orthofix Medical, Inc.*	504	17,176
Quidel Corp.*	157	27,475
SI-BONE, Inc.*	1,266	22,142
STAAR Surgical Co.*	424	16,451
Surmodics, Inc.*	407	15,051
Tandem Diabetes Care, Inc.*	214	17,794
Utah Medical Products, Inc.	176	17,509
Varex Imaging Corp.*	659	12,363
Zynex, Inc.*	1,255	24,347

		552,915

Health Care Providers & Services 1.8%

AMN Healthcare Services, Inc.*	259	11,489
Apollo Medical Holdings, Inc.*	1,066	20,137
CorVel Corp.*	247	16,769
Cross Country Healthcare, Inc.*	1,878	11,399
Ensign Group, Inc. (The)	418	18,275
Magellan Health, Inc.*	304	22,797
National Research Corp.	282	15,995
Providence Service Corp. (The)*	251	20,206
R1 RCM, Inc.*	1,455	15,438
Select Medical Holdings Corp.*	809	13,057

		165,562

Health Care Technology 2.0%

Castlight Health, Inc. (Class B Stock)*	17,197	13,546
Evolent Health, Inc. (Class A Stock)*	2,369	21,037
HealthStream, Inc.*	652	14,853
HMS Holdings Corp.*	557	17,401
Inovalon Holdings, Inc. (Class A Stock)*	867	16,317

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of May 31, 2020 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Health Care Technology (cont’d.)

NextGen Healthcare, Inc.*	1,478	$15,253
Omnicell, Inc.*	224	14,988
OptimizeRx Corp.*	1,664	18,903
Simulations Plus, Inc.	426	21,585
Tabula Rasa HealthCare, Inc.*	263	14,052
Teladoc Health, Inc.*	88	15,317

		183,252

Hotels, Restaurants & Leisure 0.5%

Biglari Holdings, Inc. (Class B Stock)*	259	15,768
Marriott Vacations Worldwide Corp.	225	20,212
Nathan’s Famous, Inc.	224	12,550

		48,530

Household Durables 2.1%

Cavco Industries, Inc.*	87	16,546
Century Communities, Inc.*	796	23,514
GoPro, Inc. (Class A Stock)(a)*	5,159	24,299
Hamilton Beach Brands Holding Co. (Class A Stock)	1,445	13,800
Helen of Troy Ltd.*	96	17,464
La-Z-Boy, Inc.	604	15,535
LGI Homes, Inc.(a)*	272	22,690
Skyline Champion Corp.*	832	20,667
TopBuild Corp.*	168	19,268
Universal Electronics, Inc.*	338	15,291

		189,074

Independent Power & Renewable Electricity Producers 0.3%

Atlantic Power Corp.*	6,602	13,864
Ormat Technologies, Inc.	221	16,091

		29,955

Insurance 1.6%

Crawford & Co. (Class A Stock)	1,703	10,252
Enstar Group Ltd. (Bermuda)*	88	12,531
FedNat Holding Co.	1,268	15,457
Global Indemnity Ltd. (Cayman Islands)	546	13,246
Investors Title Co.	97	12,232
James River Group Holdings Ltd. (Bermuda)	432	16,705
National General Holdings Corp.	865	17,559
ProSight Global, Inc.*	1,393	12,342
Selective Insurance Group, Inc.	288	15,106
United Fire Group, Inc.	426	11,430
Universal Insurance Holdings, Inc.	746	13,324

		150,184

Interactive Media & Services 1.0%

Cars.com, Inc.*	3,254	20,077
EverQuote, Inc. (Class A Stock)*	488	26,313
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	6,004	14,260
QuinStreet, Inc.*	1,882	19,083
TrueCar, Inc.*	5,617	15,166

		94,899

Internet & Direct Marketing Retail 1.4%

1-800-Flowers.com, Inc. (Class A Stock)*	1,028	22,760

Description	Shares	Value

COMMON STOCKS (Continued)
Internet & Direct Marketing Retail (cont’d.)

Duluth Holdings, Inc. (Class B Stock)(a)*	3,102	$14,083
Groupon, Inc. (Class A Stock)*	13,658	17,414
PetMed Express, Inc.(a)	495	17,870
Quotient Technology, Inc.*	2,040	14,198
RealReal, Inc. (The)*	1,818	24,379
Shutterstock, Inc.	438	16,609

		127,313

IT Services 3.1%

Cardtronics PLC (United Kingdom) (Class A Stock)*	601	14,538
Cass Information Systems, Inc.	375	15,128
CSG Systems International, Inc.	327	15,483
Endurance International Group Holdings, Inc.*	6,862	24,566
EVERTEC, Inc. (Puerto Rico)	566	16,482
ExlService Holdings, Inc.*	249	15,231
Hackett Group, Inc. (The)	1,042	14,369
International Money Express, Inc.*	1,454	16,038
MAXIMUS, Inc.	249	17,933
NIC, Inc.	649	15,615
Perficient, Inc.*	508	17,292
Perspecta, Inc.	721	15,985
PRGX Global, Inc.*	4,466	17,596
Science Applications International Corp.	201	17,696
TTEC Holdings, Inc.	377	15,970
Tucows, Inc. (Canada) (Class A Stock)*	274	16,459
Virtusa Corp.*	471	14,163

		280,544

Leisure Products 1.3%

Clarus Corp.	1,443	15,151
Johnson Outdoors, Inc. (Class A Stock)	221	17,152
Malibu Boats, Inc. (Class A Stock)*	459	21,633
Marine Products Corp.	1,433	16,121
MasterCraft Boat Holdings, Inc.*	1,867	27,744
Sturm Ruger & Co., Inc.	289	18,016

		115,817

Life Sciences Tools & Services 0.9%

Fluidigm Corp.*	5,804	25,305
Medpace Holdings, Inc.*	208	19,306
NeoGenomics, Inc.*	511	13,639
Syneos Health, Inc. (Class A Stock)*	328	20,005

		78,255

Machinery 3.2%

Alamo Group, Inc.	144	14,878
Albany International Corp. (Class A Stock)	291	17,547
Blue Bird Corp.*	1,166	16,732
Columbus McKinnon Corp.	518	15,752
Douglas Dynamics, Inc.	435	15,895
EnPro Industries, Inc.	329	14,831
Federal Signal Corp.	534	15,561
Franklin Electric Co., Inc.	299	15,165
Gorman-Rupp Co. (The)	456	13,981
Kadant, Inc.	189	18,301

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of May 31, 2020 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)

Machinery (cont’d.)

Luxfer Holdings PLC (United Kingdom)	1,105	$15,459
Mueller Industries, Inc.	611	16,363
Mueller Water Products, Inc. (Class A Stock)	1,670	15,598
Proto Labs, Inc.*	182	22,996
Rexnord Corp.	576	17,338
SPX Corp.*	454	18,151
Terex Corp.	929	14,604
Watts Water Technologies, Inc. (Class A Stock)	165	13,721

		292,873

Media 0.9%

Boston Omaha Corp. (Class A Stock)*	782	12,762
Hemisphere Media Group, Inc. (Class A Stock)*	1,599	15,670
Loral Space & Communications, Inc.	873	16,439
Meredith Corp.	1,070	15,986
TechTarget, Inc.*	731	20,095

		80,952

Metals & Mining 0.7%

Kaiser Aluminum Corp.	191	13,704
Materion Corp.	387	20,318
Ryerson Holding Corp.*	2,653	13,239
Worthington Industries, Inc.	495	14,810

		62,071

Oil, Gas & Consumable Fuels 0.9%

Ardmore Shipping Corp. (Ireland)	2,715	15,855
CVR Energy, Inc.(a)	803	16,381
Dorian LPG Ltd.*	1,644	13,514
Evolution Petroleum Corp.	5,029	12,271
GasLog Ltd. (Monaco)	4,196	14,392
Golar LNG Ltd. (Bermuda)	1,730	13,719

		86,132

Paper & Forest Products 0.4%

Boise Cascade Co.	570	19,397
Neenah, Inc.	351	17,747

		37,144

Personal Products 1.2%

BellRing Brands, Inc. (Class A Stock)*	854	17,148
elf Beauty, Inc.*	1,236	21,185
Inter Parfums, Inc.	283	13,134
Lifevantage Corp.*	1,176	18,005
Medifast, Inc.(a)	200	20,468
USANA Health Sciences, Inc.*	243	20,587

		110,527

Pharmaceuticals 3.0%

Amneal Pharmaceuticals, Inc.*	4,038	19,665
Amphastar Pharmaceuticals, Inc.*	980	18,267
ANI Pharmaceuticals, Inc.*	322	10,001
BioDelivery Sciences International, Inc.*	3,969	18,972
Collegium Pharmaceutical, Inc.*	818	18,037
Corcept Therapeutics, Inc.(a)*	1,266	19,167
Innoviva, Inc.*	1,159	16,191

Description	Shares	Value

COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)

Intersect ENT, Inc.*	1,097	$12,232
MyoKardia, Inc.*	263	26,902
NGM Biopharmaceuticals, Inc.*	995	19,631
Pacira BioSciences, Inc.*	427	18,767
Phibro Animal Health Corp. (Class A Stock)	764	20,017
SIGA Technologies, Inc.*	2,814	16,856
Supernus Pharmaceuticals, Inc.*	794	19,151
Tricida, Inc.*	589	15,821

		269,677

Professional Services 2.2%

ASGN, Inc.*	400	24,636
Barrett Business Services, Inc.	378	19,165
CRA International, Inc.	448	18,095
Exponent, Inc.	204	15,145
Franklin Covey Co.*	798	16,997
Heidrick & Struggles International, Inc.	607	13,463
ICF International, Inc.	222	14,559
Insperity, Inc.	354	18,351
Kforce, Inc.	500	15,100
Korn Ferry	526	15,917
Resources Connection, Inc.	1,291	14,188
Willdan Group, Inc.*	670	16,381

		201,997

Real Estate Management & Development 0.6%

Cushman & Wakefield PLC*	997	10,219
Kennedy-Wilson Holdings, Inc.	866	12,142
Marcus & Millichap, Inc.*	465	12,820
Newmark Group, Inc. (Class A Stock)	2,589	11,003
RMR Group, Inc. (The) (Class A Stock)	443	11,943

		58,127

Road & Rail 0.6%

Heartland Express, Inc.	765	16,754
Saia, Inc.*	182	19,736
Universal Logistics Holdings, Inc.	1,033	15,350

		51,840

Semiconductors & Semiconductor Equipment 2.1%

Ambarella, Inc.*	278	15,774
Brooks Automation, Inc.	458	18,306
CEVA, Inc.*	584	20,131
Diodes, Inc.*	335	16,294
DSP Group, Inc.*	1,069	19,263
FormFactor, Inc.*	717	18,047
MaxLinear, Inc. (Class A Stock)*	1,310	22,689
Onto Innovation, Inc.*	457	14,204
Power Integrations, Inc.	144	15,602
Semtech Corp.*	360	19,145
Silicon Laboratories, Inc.*	154	14,424

		193,879

Software 7.4%

A10 Networks, Inc.*	2,646	17,993
ACI Worldwide, Inc.*	540	14,893

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of May 31, 2020 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Software (cont’d.)

Agilysys, Inc.*	818	$15,730
Alarm.com Holdings, Inc.*	328	15,511
Altair Engineering, Inc. (Class A Stock)*	543	21,226
American Software, Inc. (Class A Stock)	1,031	20,053
Blackbaud, Inc.	239	14,008
Bottomline Technologies DE, Inc.*	358	18,115
ChannelAdvisor Corp.*	1,912	26,672
Cloudera, Inc.*	1,733	17,763
CommVault Systems, Inc.*	367	14,849
Cornerstone OnDemand, Inc.*	426	16,465
Digital Turbine, Inc.*	3,195	20,512
Domo, Inc. (Class B Stock)*	1,328	33,625
Ebix, Inc.(a)	784	17,569
eGain Corp.*	1,945	20,247
Envestnet, Inc.*	233	16,918
Five9, Inc.*	188	19,590
ForeScout Technologies, Inc.*	446	10,521
Intelligent Systems Corp.*	420	13,453
J2 Global, Inc.*	200	15,660
Majesco*	2,678	18,826
MicroStrategy, Inc. (Class A Stock)*	135	16,805
Mitek Systems, Inc.*	1,715	16,001
Model N, Inc.*	582	18,694
OneSpan, Inc.*	817	16,601
Ping Identity Holding Corp.*	647	18,317
Progress Software Corp.	400	16,160
QAD, Inc. (Class A Stock)	365	16,670
Qualys, Inc.*	159	18,336
SPS Commerce, Inc.*	312	21,266
SVMK, Inc.*	1,005	20,251
Telenav, Inc.*	2,951	14,607
Tenable Holdings, Inc.*	612	19,137
Upland Software, Inc.*	528	18,242
Verint Systems, Inc.*	337	15,627
Workiva, Inc. (Class A Stock)*	392	17,460
Xperi Corp.	1,051	14,451

		678,824

Specialty Retail 2.3%

Aaron’s, Inc.	588	21,703
American Eagle Outfitters, Inc.	1,616	14,803
America’s Car-Mart, Inc.*	254	20,211
Asbury Automotive Group, Inc.*	229	16,552
Children’s Place, Inc. (The)	641	26,691
Designer Brands, Inc. (Class A Stock)	2,123	13,014
Lithia Motors, Inc. (Class A Stock)	154	18,571
Murphy USA, Inc.*	173	20,085
Rent-A-Center, Inc.	900	22,914
Sleep Number Corp.*	556	17,331
Winmark Corp.	92	13,236

		205,111

Description	Shares	Value

COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals 0.1%

AstroNova, Inc.	1,523	$9,793

Textiles, Apparel & Luxury Goods 1.1%

Crocs, Inc.*	755	21,631
Deckers Outdoor Corp.*	99	18,070
Kontoor Brands, Inc.	608	8,889
Oxford Industries, Inc.	345	14,704
Steven Madden Ltd.	580	13,641
Wolverine World Wide, Inc.	954	19,977

		96,912

Thrifts & Mortgage Finance 1.8%

Axos Financial, Inc.*	748	16,306
Essent Group Ltd.	449	14,840
Federal Agricultural Mortgage Corp. (Class C Stock)	240	15,391
First Defiance Financial Corp.	881	14,633
Hingham Institution For Savings	91	14,938
Meridian Bancorp, Inc.	1,179	13,582
Meta Financial Group, Inc.	631	11,434
Mr Cooper Group, Inc.*	1,732	19,312
NMI Holdings, Inc. (Class A Stock)*	1,002	15,396
PennyMac Financial Services, Inc.	523	17,562
Walker & Dunlop, Inc.	298	12,069

		165,463

Tobacco 0.4%

Turning Point Brands, Inc.	650	15,594
Vector Group Ltd.	1,387	15,853

		31,447

Trading Companies & Distributors 1.6%

Applied Industrial Technologies, Inc.	282	16,356
Beacon Roofing Supply, Inc.*	744	18,317
Foundation Building Materials, Inc.*	1,135	15,118
General Finance Corp.*	1,802	10,686
GMS, Inc.*	802	16,433
H&E Equipment Services, Inc.	893	15,306
Kaman Corp.(a)	342	13,680
Lawson Products, Inc.*	464	14,412
Systemax, Inc.	740	15,533
Transcat, Inc.*	509	12,745

		148,586

Water Utilities 1.0%

American States Water Co.	172	14,106
California Water Service Group	286	13,442
Middlesex Water Co.	250	16,965
Pure Cycle Corp.*	1,520	15,443
SJW Group	268	16,841
York Water Co. (The)	328	14,563

		91,360

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of May 31, 2020 (unaudited) (continued)

Description			Shares	Value

COMMON STOCKS (Continued)
Wireless Telecommunication Services 0.2%

Shenandoah Telecommunications Co.			298	$15,678

TOTAL LONG-TERM INVESTMENTS (cost $9,452,103)				9,072,498

SHORT-TERM INVESTMENTS 2.2%
AFFILIATED MUTUAL FUND 1.8%
PGIM Institutional Money Market Fund (cost $166,016; includes $165,917 of cash collateral for securities on loan)(b)(w)			166,170	166,187

	Interest Rate	Maturity Date	Principal Amount (000)#

TIME DEPOSIT 0.4%
Citibank, NA (cost $37,656)	0.010%	06/01/20	38	37,656
TOTAL SHORT-TERM INVESTMENTS (cost $203,672)				203,843

TOTAL INVESTMENTS 101.8% (cost $9,655,775)				9,276,341

Liabilities in excess of other assets (1.8)%				(161,589)

NET ASSETS 100.0%				$9,114,752

The following abbreviations are used in the quarterly report:

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $160,279; cash collateral of $165,917 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.

*	Non-income producing security.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of May 31, 2020 (unaudited)

Description	Shares	Value

LONG-TERM INVESTMENTS 99.2%
COMMON STOCKS 99.2%
Aerospace & Defense 0.8%

Ducommun, Inc.*	389	$12,526
Moog, Inc. (Class A Stock)	191	10,369
National Presto Industries, Inc.	136	12,238
Park Aerospace Corp.	767	9,304
Vectrus, Inc.*	229	12,577

		57,014

Air Freight & Logistics 0.3%

Echo Global Logistics, Inc.*	597	12,358
Hub Group, Inc. (Class A Stock)*	218	10,196

		22,554

Airlines 0.1%

Mesa Air Group, Inc.*	3,062	9,952

Auto Components 0.7%

Cooper Tire & Rubber Co.	579	14,898
Cooper-Standard Holdings, Inc.*	1,061	11,130
Modine Manufacturing Co.*	2,904	15,536
Standard Motor Products, Inc.	231	9,829

		51,393

Banks 18.8%

1st Constitution Bancorp	706	9,065
1st Source Corp.	290	10,031
Allegiance Bancshares, Inc.	393	10,065
Amalgamated Bank (Class A Stock)	922	10,354
Amerant Bancorp, Inc. (Class A Stock)*	622	8,111
American National Bankshares, Inc.	419	10,416
Ameris Bancorp	408	9,886
Atlantic Capital Bancshares, Inc.*	783	8,926
Atlantic Union Bankshares Corp.	405	9,376
Banc of California, Inc.	1,233	13,501
BancFirst Corp.	283	10,788
Bancorp, Inc. (The)*	1,642	14,450
Bank of Commerce Holdings	1,234	9,415
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	542	13,241
BankFinancial Corp.	1,040	9,443
Bankwell Financial Group, Inc.	603	8,828
Banner Corp.	287	10,780
Bar Harbor Bankshares	538	10,609
Baycom Corp.*	760	10,017
BCB Bancorp, Inc.	922	8,842
Berkshire Hills Bancorp, Inc.	671	7,260
Boston Private Financial Holdings, Inc.	1,319	9,062
Bridge Bancorp, Inc.	440	9,372
Bryn Mawr Bank Corp.	339	9,414
Business First Bancshares, Inc.	705	10,215
Byline Bancorp, Inc.	903	10,971
C&F Financial Corp.	252	9,082
Cadence BanCorp (Class A Stock)	1,425	11,500
Camden National Corp.	311	10,431
Capstar Financial Holdings, Inc.	1,002	11,543

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of May 31, 2020 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Banks (cont’d.)

Carter Bank & Trust	1,024	$7,229
Cathay General Bancorp	419	11,393
CenterState Bank Corp.	536	8,469
Central Pacific Financial Corp.	601	9,682
Central Valley Community Bancorp	709	10,678
Chemung Financial Corp.	289	7,317
Civista Bancshares, Inc.	645	9,830
Codorus Valley Bancorp, Inc.	637	8,440
Colony Bankcorp, Inc.	765	9,731
Community Bankers Trust Corp.	1,932	10,877
Community Financial Corp. (The)	398	9,433
ConnectOne Bancorp, Inc.	706	10,350
Customers Bancorp, Inc.*	925	10,258
Eagle Bancorp, Inc.	298	9,643
Enterprise Financial Services Corp.	352	10,338
Equity Bancshares, Inc. (Class A Stock)*	485	7,910
Esquire Financial Holdings, Inc.*	627	10,741
Evans Bancorp, Inc.	390	9,532
Farmers National Banc Corp.	824	9,682
FB Financial Corp.	480	11,333
Financial Institutions, Inc.	458	8,102
First Bancorp	425	10,803
First BanCorp (Puerto Rico)	1,797	9,830
First Bancshares, Inc. (The)	496	10,510
First Bank	1,370	10,234
First Busey Corp.	509	9,116
First Business Financial Services, Inc.	530	8,771
First Choice Bancorp	583	8,191
First Commonwealth Financial Corp.	976	7,984
First Community Bankshares, Inc.	408	8,719
First Financial Bancorp	630	8,373
First Financial Corp.	283	9,933
First Financial Northwest, Inc.	946	9,242
First Foundation, Inc.	907	13,514
First Internet Bancorp	562	9,037
First Interstate BancSystem, Inc. (Class A Stock)	358	11,188
First Merchants Corp.	342	9,597
First Mid Bancshares, Inc.	391	9,951
First Midwest Bancorp, Inc.	656	8,561
First Northwest Bancorp	826	11,201
Flushing Financial Corp.	692	7,847
Franklin Financial Services Corp.	354	8,850
Great Southern Bancorp, Inc.	243	9,856
Great Western Bancorp, Inc.	460	6,550
Guaranty Bancshares, Inc.	412	10,473
Hancock Whitney Corp.	493	10,659
Hanmi Financial Corp.	877	7,919
HarborOne Bancorp, Inc.*	1,314	10,473
Heartland Financial USA, Inc.	285	9,123
Heritage Commerce Corp.	1,111	9,032
Hilltop Holdings, Inc.	598	11,177

Description	Shares	Value

COMMON STOCKS (Continued)
Banks (cont’d.)

Home BancShares, Inc.	778	$11,258
HomeTrust Bancshares, Inc.	632	9,745
Hope Bancorp, Inc.	1,142	10,843
Horizon Bancorp, Inc.	976	10,014
Howard Bancorp, Inc.*	855	8,815
Independent Bank Corp.	738	10,199
Independent Bank Group, Inc.	416	15,758
International Bancshares Corp.	339	10,434
Investar Holding Corp.	761	9,931
Investors Bancorp, Inc.	1,107	9,609
Lakeland Bancorp, Inc.	824	9,146
LCNB Corp.	710	10,558
Macatawa Bank Corp.	1,326	9,799
Mackinac Financial Corp.	963	10,121
MainStreet Bancshares, Inc.*	599	7,949
Malvern Bancorp, Inc.*	784	9,314
Mercantile Bank Corp.	471	10,805
Metrocity Bankshares, Inc.	857	9,907
Midland States Bancorp, Inc.	510	7,635
MidWestOne Financial Group, Inc.	437	8,386
MVB Financial Corp.	750	10,650
Northeast Bank	776	13,316
Northrim BanCorp, Inc.	350	8,075
OceanFirst Financial Corp.	608	10,154
OFG Bancorp (Puerto Rico)	836	10,157
Ohio Valley Banc Corp.	315	7,891
Old Second Bancorp, Inc.	1,322	10,179
Opus Bank	575	11,207
Origin Bancorp, Inc.	491	10,242
Orrstown Financial Services, Inc.	625	8,425
Pacific Mercantile Bancorp*	1,951	7,414
Pacific Premier Bancorp, Inc.	536	11,588
PCB Bancorp	978	8,822
Peapack Gladstone Financial Corp.	554	10,432
Penns Woods Bancorp, Inc.	417	8,949
Peoples Bancorp of North Carolina, Inc.	475	8,313
Peoples Bancorp, Inc.	392	8,808
People’s Utah Bancorp	496	12,286
Preferred Bank	288	10,820
Premier Financial Bancorp, Inc.	833	11,046
Professional Holding Corp. (Class A Stock)*	597	8,465
QCR Holdings, Inc.	363	11,024
RBB Bancorp	703	9,019
Reliant Bancorp, Inc.	828	11,592
Renasant Corp.	443	10,685
Republic Bancorp, Inc. (Class A Stock)	294	9,423
Republic First Bancorp, Inc.*	4,310	10,215
Richmond Mutual BanCorp, Inc.*	917	10,197
Sandy Spring Bancorp, Inc.	425	10,306
SB One Bancorp	564	9,582
Select Bancorp, Inc.*	1,278	9,585

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of May 31, 2020 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Banks (cont’d.)

Shore Bancshares, Inc.	820	$8,200
Sierra Bancorp	546	10,287
Simmons First National Corp. (Class A Stock)	498	8,541
SmartFinancial, Inc.	613	9,440
South Plains Financial, Inc.	688	9,082
Southern National Bancorp of Virginia, Inc.	878	8,833
Spirit of Texas Bancshares, Inc.*	911	10,968
Summit Financial Group, Inc.	505	8,484
Union Bankshares, Inc.	399	7,820
Univest Financial Corp.	532	8,746
Valley National Bancorp	1,273	10,159
Veritex Holdings, Inc.	664	11,633
WesBanco, Inc.	397	8,504

		1,422,466

Biotechnology 2.3%

Acorda Therapeutics, Inc.*	9,678	7,235
Akebia Therapeutics, Inc.*	1,196	13,922
Anika Therapeutics, Inc.*	314	10,528
Aprea Therapeutics, Inc.*	285	7,655
Arena Pharmaceuticals, Inc.*	226	13,508
Assembly Biosciences, Inc.*	623	12,142
Castle Biosciences, Inc.*	330	12,682
Coherus Biosciences, Inc.*	567	10,569
Harpoon Therapeutics, Inc.*	808	17,582
Jounce Therapeutics, Inc.*	2,003	10,796
Ligand Pharmaceuticals, Inc.*	134	13,610
Myriad Genetics, Inc.*	656	9,532
OPKO Health, Inc.*	7,003	15,967
Oyster Point Pharma, Inc.*	266	7,570
Principia Biopharma, Inc.*	159	10,159

		173,457

Building Products 1.8%

Apogee Enterprises, Inc.	426	8,797
Builders FirstSource, Inc.*	740	15,399
Caesarstone Ltd. (Israel)	935	10,416
Gibraltar Industries, Inc.*	225	9,902
Griffon Corp.	716	12,029
JELD-WEN Holding, Inc.*	915	12,471
Masonite International Corp.*	184	12,214
Patrick Industries, Inc.	341	17,688
PGT Innovations, Inc.*	1,098	14,944
Quanex Building Products Corp.	815	10,106
UFP Industries, Inc.	252	11,524

		135,490

Capital Markets 1.8%

Artisan Partners Asset Management, Inc. (Class A Stock)	420	12,167
B. Riley Financial, Inc.	546	10,500
Blucora, Inc.*	795	9,659
Brightsphere Investment Group, Inc.	1,368	11,423
Cowen, Inc. (Class A Stock)	992	12,965
Diamond Hill Investment Group, Inc.	96	10,076

Description	Shares	Value

COMMON STOCKS (Continued)
Capital Markets (cont’d.)

Donnelley Financial Solutions, Inc.*	1,800	$14,670
Piper Sandler Cos.	190	11,332
PJT Partners, Inc. (Class A Stock)	220	12,032
Virtus Investment Partners, Inc.	113	10,507
Waddell & Reed Financial, Inc. (Class A Stock)(a)	803	10,471
WisdomTree Investments, Inc.	3,903	11,670

		137,472

Chemicals 2.6%

AdvanSix, Inc.*	1,115	13,201
Hawkins, Inc.	263	11,283
HB Fuller Co.	345	12,979
Innospec, Inc.	141	10,870
Intrepid Potash, Inc.*	11,955	14,705
Koppers Holdings, Inc.*	755	12,510
Kronos Worldwide, Inc.	1,087	10,609
Minerals Technologies, Inc.	277	13,659
Orion Engineered Carbons SA (Luxembourg)	1,258	13,913
PolyOne Corp.	509	12,613
PQ Group Holdings, Inc.*	802	10,065
Rayonier Advanced Materials, Inc.	8,504	18,454
Sensient Technologies Corp.	214	10,726
Stepan Co.	110	10,688
Tredegar Corp.	655	10,028
Trinseo SA	507	10,434

		196,737

Commercial Services & Supplies 2.2%

ABM Industries, Inc.	361	11,094
ACCO Brands Corp.	1,905	11,792
Brady Corp. (Class A Stock)	213	10,891
CECO Environmental Corp.*	2,061	10,944
Deluxe Corp.	368	8,585
Ennis, Inc.	533	9,487
HNI Corp.	381	9,704
Interface, Inc. (Class A Stock)	1,256	10,663
Kimball International, Inc. (Class B Stock)	842	9,422
Knoll, Inc.	927	9,789
Matthews International Corp. (Class A Stock)	362	7,493
McGrath RentCorp	177	9,870
PICO Holdings, Inc.*	1,202	10,073
Quad/Graphics, Inc.	3,554	10,129
Steelcase, Inc. (Class A Stock)	909	10,526
UniFirst Corp.	71	12,766

		163,228

Communications Equipment 1.3%

CalAmp Corp.*	2,066	15,908
Calix, Inc.*	1,328	18,725
Comtech Telecommunications Corp.	662	11,790
KVH Industries, Inc.*	1,006	9,245
NETGEAR, Inc.*	427	10,987
NetScout Systems, Inc.*	404	11,098
Ribbon Communications, Inc.*	3,023	13,301

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of May 31, 2020 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Communications Equipment (cont’d.)

TESSCO Technologies, Inc.	1,821	$9,688

		100,742

Construction & Engineering 1.1%

Aegion Corp. (Class A Stock)*	611	9,171
Arcosa, Inc.	247	9,428
Construction Partners, Inc. (Class A Stock)*	620	10,974
EMCOR Group, Inc.	149	9,469
Great Lakes Dredge & Dock Corp.*	1,189	11,022
IES Holdings, Inc.*	558	13,057
Northwest Pipe Co.*	429	10,764
Sterling Construction Co., Inc.*	1,054	9,539

		83,424

Consumer Finance 0.7%

Encore Capital Group, Inc.*	385	12,231
Enova International, Inc.*	593	8,391
Medallion Financial Corp.*	5,176	12,060
Nelnet, Inc. (Class A Stock)	221	10,893
Regional Management Corp.*	681	10,801

		54,376

Containers & Packaging 0.4%

Greif, Inc.,
(Class A Stock)	307	10,432
(Class B Stock)	230	8,818
UFP Technologies, Inc.*	258	11,664

		30,914

Distributors 0.1%

Weyco Group, Inc.	458	8,551

Diversified Consumer Services 1.0%

Adtalem Global Education, Inc.*	365	12,213
American Public Education, Inc.*	414	13,012
Carriage Services, Inc. (Class A Stock)	557	10,427
K12, Inc.*	513	12,630
Select Interior Concepts, Inc. (Class A Stock)*	4,579	14,698
WW International, Inc.*	563	13,456

		76,436

Diversified Financial Services 0.2%

Banco Latinoamericano de Comercio Exterior SA (Panama)
(Class E Stock)	887	10,467
Marlin Business Services Corp.	819	6,134

		16,601

Diversified Telecommunication Services 0.7%

Consolidated Communications Holdings, Inc.*	2,093	12,684
Liberty Latin America Ltd.,
(Class A Stock)*	895	8,923
(Class C Stock)*	917	8,803
ORBCOMM, Inc.*	4,471	12,251
Vonage Holdings Corp.*	1,372	13,212

		55,873

Electric Utilities 0.6%

ALLETE, Inc.	154	9,044

Description	Shares	Value

COMMON STOCKS (Continued)
Electric Utilities (cont’d.)

Genie Energy Ltd. (Class B Stock)	1,337	$11,512
MGE Energy, Inc.	141	9,573
Otter Tail Corp.	207	8,882
Portland General Electric Co.	186	8,762

		47,773

Electrical Equipment 0.8%

AZZ, Inc.	327	10,353
Encore Wire Corp.	240	11,590
EnerSys	195	12,343
Powell Industries, Inc.	354	9,416
Preformed Line Products Co.	196	9,727
Thermon Group Holdings, Inc.*	652	10,452

		63,881

Electronic Equipment, Instruments & Components 2.6%

Arlo Technologies, Inc.*	4,471	9,881
Belden, Inc.	265	9,021
Benchmark Electronics, Inc.	462	9,790
Daktronics, Inc.	2,030	8,607
ePlus, Inc.*	152	11,204
Fabrinet (Thailand)*	181	11,573
FARO Technologies, Inc.*	223	12,550
Insight Enterprises, Inc.*	226	11,585
Kimball Electronics, Inc.*	883	12,530
Knowles Corp.*	674	10,137
Methode Electronics, Inc.	385	12,070
MTS Systems Corp.	419	7,379
PC Connection, Inc.	233	10,084
Plexus Corp.*	184	11,816
Sanmina Corp.*	357	9,500
ScanSource, Inc.*	418	10,304
TTM Technologies, Inc.*	934	10,806
Vishay Intertechnology, Inc.	643	10,455
Vishay Precision Group, Inc.*	465	10,983

		200,275

Energy Equipment & Services 1.7%

Archrock, Inc.	2,638	16,751
Exterran Corp.*	2,188	14,047
Geospace Technologies Corp.*	1,541	12,143
Matrix Service Co.*	1,023	11,274
Newpark Resources, Inc.*	11,683	23,600
SEACOR Holdings, Inc.*	344	9,219
Select Energy Services, Inc. (Class A Stock)*	3,262	19,376
Tidewater, Inc.*	1,469	7,007
US Silica Holdings, Inc.	5,772	17,027

		130,444

Entertainment 0.2%

Marcus Corp. (The)	750	10,110
Reading International, Inc. (Class A Stock)*	2,300	8,050

		18,160

Equity Real Estate Investment Trusts (REITs) 6.4%

Acadia Realty Trust	770	9,032

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of May 31, 2020 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)

American Finance Trust, Inc.	1,392	$10,189
Ashford Hospitality Trust, Inc.	12,138	8,375
Braemar Hotels & Resorts, Inc.	5,603	19,050
BRT Apartments Corp.	837	9,441
CBL & Associates Properties, Inc.*	45,379	13,632
Cedar Realty Trust, Inc.	9,968	7,421
Chatham Lodging Trust	1,639	11,063
City Office REIT, Inc. (Canada)	1,297	12,036
CoreCivic, Inc.	796	9,576
CorEnergy Infrastructure Trust, Inc.	516	5,160
DiamondRock Hospitality Co.	1,943	11,639
Diversified Healthcare Trust	2,826	10,117
Farmland Partners, Inc.	1,536	10,598
First Industrial Realty Trust, Inc.	283	10,720
Franklin Street Properties Corp.	1,816	9,697
Getty Realty Corp.	411	10,941
Hersha Hospitality Trust (Class A Stock)	2,809	14,157
iStar, Inc.	865	9,455
Jernigan Capital, Inc.	899	10,851
Kite Realty Group Trust	1,038	10,069
Lexington Realty Trust	957	9,302
LTC Properties, Inc.	310	11,411
Mack-Cali Realty Corp.	563	8,563
Monmouth Real Estate Investment Corp.	797	10,345
New Senior Investment Group, Inc.	3,389	9,828
Office Properties Income Trust	364	9,206
One Liberty Properties, Inc.	682	10,810
Pebblebrook Hotel Trust	904	12,349
Piedmont Office Realty Trust, Inc. (Class A Stock)	539	8,991
Preferred Apartment Communities, Inc. (Class A Stock)	1,343	9,388
Retail Opportunity Investments Corp.	1,160	10,892
Retail Value, Inc.	758	8,785
RLJ Lodging Trust	1,187	12,238
RPT Realty	1,647	9,503
Sabra Health Care REIT, Inc.	849	11,428
Seritage Growth Properties (Class A Stock)(a)*	1,345	10,585
STAG Industrial, Inc.	417	11,217
Summit Hotel Properties, Inc.	2,346	14,663
Sunstone Hotel Investors, Inc.	1,098	9,717
Terreno Realty Corp.	186	9,521
UMH Properties, Inc.	904	11,282
Urban Edge Properties	1,098	10,706
Washington Prime Group, Inc.	11,192	7,170
Washington Real Estate Investment Trust	408	8,947
Whitestone REIT (Class B Stock)	1,603	9,859
Xenia Hotels & Resorts, Inc.	964	8,676

		488,601

Food & Staples Retailing 0.9%

Andersons, Inc. (The)	525	6,804
Ingles Markets, Inc. (Class A Stock)	282	12,016
PriceSmart, Inc.	184	10,006

Description	Shares	Value

COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)

SpartanNash Co.	699	$14,965
Village Super Market, Inc. (Class A Stock)	413	9,883
Weis Markets, Inc.	238	13,264

		66,938

Food Products 0.8%

Alico, Inc.	321	10,301
Darling Ingredients, Inc.*	500	11,655
Farmer Bros Co.*	1,360	10,486
Fresh Del Monte Produce, Inc.	322	8,014
Lancaster Colony Corp.	70	10,742
Seneca Foods Corp. (Class A Stock)*	257	9,373
Tootsie Roll Industries, Inc.(a)	18	641

		61,212

Gas Utilities 0.8%

New Jersey Resources Corp.	276	9,693
ONE Gas, Inc.	114	9,573
RGC Resources, Inc.	353	9,319
South Jersey Industries, Inc.	356	10,096
Southwest Gas Holdings, Inc.	133	10,101
Spire, Inc.	125	9,115

		57,897

Health Care Equipment & Supplies 1.8%

AngioDynamics, Inc.*	852	8,699
Avanos Medical, Inc.*	353	10,258
Integer Holdings Corp.*	162	12,827
Invacare Corp.	1,322	8,144
LeMaitre Vascular, Inc.	397	10,675
LivaNova PLC (United Kingdom)*	208	11,126
Meridian Bioscience, Inc.*	1,195	18,475
OraSure Technologies, Inc.*	968	14,075
Orthofix Medical, Inc.*	312	10,633
SeaSpine Holdings Corp.*	1,180	12,567
Utah Medical Products, Inc.	107	10,644
Varex Imaging Corp.*	437	8,198

		136,321

Health Care Providers & Services 1.2%

Enzo Biochem, Inc.*	3,810	10,858
Magellan Health, Inc.*	188	14,098
National HealthCare Corp.	128	8,585
Patterson Cos., Inc.	608	11,972
Surgery Partners, Inc.*	1,398	18,740
Tivity Health, Inc.*	1,481	15,773
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	665	13,233

		93,259

Health Care Technology 0.6%

Allscripts Healthcare Solutions, Inc.*	1,317	8,323
Computer Programs & Systems, Inc.	423	9,357
Evolent Health, Inc. (Class A Stock)*	1,688	14,989
HealthStream, Inc.*	393	8,953

		41,622

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of May 31, 2020 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure 0.7%

BBX Capital Corp. (Class A Stock)	4,252	$7,611
Bluegreen Vacations Corp.	1,741	7,591
Del Taco Restaurants, Inc.*	2,768	16,885
Nathan’s Famous, Inc.	162	9,077
RCI Hospitality Holdings, Inc.	896	12,983

		54,147

Household Durables 1.4%

Bassett Furniture Industries, Inc.	1,625	10,400
Beazer Homes USA, Inc.*	1,438	14,121
Ethan Allen Interiors, Inc.	817	9,232
Flexsteel Industries, Inc.	873	8,669
Green Brick Partners, Inc.*	1,198	12,818
Hooker Furniture Corp.	572	9,323
La-Z-Boy, Inc.	444	11,420
Legacy Housing Corp.*	960	12,490
Universal Electronics, Inc.*	238	10,767
ZAGG, Inc.*	2,760	8,239

		107,479

Household Products 0.5%

Central Garden & Pet Co.*	346	12,695
Central Garden & Pet Co. (Class A Stock)*	372	12,744
Oil-Dri Corp. of America	286	10,133

		35,572

Independent Power & Renewable Electricity Producers 0.3%

Atlantic Power Corp.*	4,514	9,479
Ormat Technologies, Inc.	145	10,558

		20,037

Insurance 3.0%

Argo Group International Holdings Ltd. (Bermuda)	272	8,348
CNO Financial Group, Inc.	734	10,533
Donegal Group, Inc. (Class A Stock)	641	9,134
Enstar Group Ltd. (Bermuda)*	67	9,541
FBL Financial Group, Inc. (Class A Stock)	222	7,928
FedNat Holding Co.	865	10,544
Global Indemnity Ltd. (Cayman Islands)	381	9,243
Greenlight Capital Re Ltd. (Cayman Islands) (Class A Stock)*	1,650	11,946
HCI Group, Inc.	244	10,943
Heritage Insurance Holdings, Inc.	879	11,023
Independence Holding Co.	350	10,168
Investors Title Co.	74	9,331
National General Holdings Corp.	636	12,911
National Western Life Group, Inc. (Class A Stock)	54	10,580
NI Holdings, Inc.*	758	11,362
ProSight Global, Inc.*	891	7,894
Protective Insurance Corp. (Class B Stock)	724	10,006
Selective Insurance Group, Inc.	187	9,808
Stewart Information Services Corp.	330	10,171
Third Point Reinsurance Ltd. (Bermuda)*	1,313	9,690
United Insurance Holdings Corp.	1,111	8,710
Universal Insurance Holdings, Inc.	548	9,787

Description	Shares	Value

COMMON STOCKS (Continued)
Insurance (cont’d.)

Watford Holdings Ltd. (Bermuda)*	635	$9,379

		228,980

Interactive Media & Services 0.3%

Cars.com, Inc.*	2,039	12,581
DHI Group, Inc.*	4,833	12,904

		25,485

Internet & Direct Marketing Retail 0.7%

Lands’ End, Inc.*	1,856	11,656
Liquidity Services, Inc.*	3,004	17,153
PetMed Express, Inc.(a)	343	12,382
Quotient Technology, Inc.*	1,398	9,730

		50,921

IT Services 0.7%

Conduent, Inc.*	4,141	9,897
Hackett Group, Inc. (The)	759	10,467
ManTech International Corp. (Class A Stock)	126	9,795
Perspecta, Inc.	486	10,775
Sykes Enterprises, Inc.*	358	9,759

		50,693

Leisure Products 0.9%

Acushnet Holdings Corp.	372	12,432
American Outdoor Brands Corp.*	1,241	14,669
Escalade, Inc.	1,600	16,128
Johnson Outdoors, Inc. (Class A Stock)	159	12,340
Sturm Ruger & Co., Inc.	187	11,657

		67,226

Life Sciences Tools & Services 0.3%

Luminex Corp.	361	11,249
Syneos Health, Inc. (Class A Stock)*	235	14,332

		25,581

Machinery 4.5%

Alamo Group, Inc.	106	10,952
Altra Industrial Motion Corp.	549	17,019
Astec Industries, Inc.	292	12,404
Barnes Group, Inc.	233	8,803
Blue Bird Corp.*	878	12,599
Briggs & Stratton Corp.(a)	5,351	8,776
CIRCOR International, Inc.*	819	13,169
Columbus McKinnon Corp.	368	11,191
EnPro Industries, Inc.	233	10,504
Federal Signal Corp.	345	10,053
Franklin Electric Co., Inc.	198	10,042
Gencor Industries, Inc.*	938	11,172
Gorman-Rupp Co. (The)	310	9,505
Graham Corp.	722	8,260
Greenbrier Cos., Inc. (The)	546	11,586
LB Foster Co. (Class A Stock)*	821	10,033
Luxfer Holdings PLC (United Kingdom)	693	9,695
Lydall, Inc.*	1,438	15,559
Manitowoc Co., Inc. (The)*	1,168	10,921

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of May 31, 2020 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Machinery (cont’d.)

Meritor, Inc.*	701	$14,286
Miller Industries, Inc.	351	10,400
Mueller Industries, Inc.	411	11,007
Mueller Water Products, Inc. (Class A Stock)	1,202	11,227
Park-Ohio Holdings Corp.	504	7,353
REV Group, Inc.	2,519	15,366
SPX Corp.*	278	11,114
SPX FLOW, Inc.*	359	12,414
Standex International Corp.	198	10,476
Wabash National Corp.	1,343	12,826
Watts Water Technologies, Inc. (Class A Stock)	117	9,730

		338,442

Marine 0.6%

Costamare, Inc. (Monaco)	2,215	10,189
Genco Shipping & Trading Ltd.	1,533	7,236
Matson, Inc.	318	9,085
Safe Bulkers, Inc. (Monaco)*	8,355	8,522
Scorpio Bulkers, Inc.	396	6,894

		41,926

Media 1.2%

Cumulus Media, Inc. (Class A Stock)*	1,856	9,596
Emerald Holding, Inc.	3,810	8,458
Entercom Communications Corp. (Class A Stock)	5,879	9,818
Entravision Communications Corp. (Class A Stock)	4,810	7,215
Gannett Co., Inc.	4,909	6,431
Marchex, Inc. (Class B Stock)*	6,266	9,712
MSG Networks, Inc. (Class A Stock)*	900	11,142
Saga Communications, Inc. (Class A Stock)	335	8,901
TEGNA, Inc.	891	10,443
Tribune Publishing Co.	1,241	11,789

		93,505

Metals & Mining 2.1%

Allegheny Technologies, Inc.*	1,088	9,444
Carpenter Technology Corp.	511	11,942
Century Aluminum Co.*	2,826	16,843
Commercial Metals Co.	668	11,463
Gold Resource Corp.	3,451	13,459
Haynes International, Inc.	462	10,547
Kaiser Aluminum Corp.	141	10,117
Materion Corp.	263	13,807
Olympic Steel, Inc.	886	9,773
Schnitzer Steel Industries, Inc. (Class A Stock)	721	11,320
SunCoke Energy, Inc.	2,698	9,200
Synalloy Corp.*	1,047	9,779
Warrior Met Coal, Inc.	901	12,686
Worthington Industries, Inc.	357	10,681

		161,061

Mortgage Real Estate Investment Trusts (REITs) 1.7%

Apollo Commercial Real Estate Finance, Inc.	1,313	10,806
ARMOUR Residential REIT, Inc.	995	7,791
Capstead Mortgage Corp.	2,044	10,343

Description	Shares	Value

COMMON STOCKS (Continued)
Mortgage Real Estate Investment Trusts (REITs) (cont’d.)

Ellington Financial, Inc.	1,665	$16,983
Exantas Capital Corp.	3,750	7,500
Granite Point Mortgage Trust, Inc.	1,853	9,117
Great Ajax Corp.	1,582	12,972
Invesco Mortgage Capital, Inc.	2,609	7,227
Ladder Capital Corp. (Class A Stock)	1,750	13,912
Orchid Island Capital, Inc. (Class A Stock)	3,228	13,461
TPG RE Finance Trust, Inc.	1,905	14,116
Western Asset Mortgage Capital Corp.	3,635	7,197

		131,425

Multiline Retail 0.4%

Big Lots, Inc.	686	26,583

Multi-Utilities 0.4%

Avista Corp.	215	8,421
NorthWestern Corp.	155	9,319
Unitil Corp.	180	8,671

		26,411

Oil, Gas & Consumable Fuels 3.5%

Arch Resources, Inc.	348	11,470
Berry Corp.	4,252	18,029
Bonanza Creek Energy, Inc.*	1,041	17,593
Callon Petroleum Co.*	18,053	12,072
CONSOL Energy, Inc.*	2,526	17,202
CVR Energy, Inc.(a)	606	12,362
Denbury Resources, Inc.*	46,283	9,858
DHT Holdings, Inc. (Bermuda)	1,198	7,116
Dorian LPG Ltd.*	971	7,982
Falcon Minerals Corp.	4,579	11,402
Magnolia Oil & Gas Corp. (Class A Stock)*	2,442	13,553
Montage Resources Corp.*	4,329	26,493
Penn Virginia Corp.*	3,284	28,834
QEP Resources, Inc.	30,500	26,035
Renewable Energy Group, Inc.*	509	14,481
Talos Energy, Inc.*	1,671	20,303
World Fuel Services Corp.	403	10,268

		265,053

Paper & Forest Products 0.8%

Boise Cascade Co.	400	13,612
Neenah, Inc.	213	10,769
PH Glatfelter Co.	772	11,897
Schweitzer-Mauduit International, Inc.	355	10,789
Verso Corp. (Class A Stock)*	859	12,352

		59,419

Personal Products 0.4%

Edgewell Personal Care Co.*	390	11,864
elf Beauty, Inc.*	953	16,334

		28,198

Pharmaceuticals 0.7%

Akorn, Inc.*	14,770	1,329
Assertio Holdings, Inc.*	13,927	13,740

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of May 31, 2020 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)

Lannett Co., Inc.*	1,264	$9,670
Prestige Consumer Healthcare, Inc.*	256	10,803
Strongbridge Biopharma PLC*	5,294	18,106

		53,648

Professional Services 1.3%

Acacia Research Corp.*	4,123	10,679
ASGN, Inc.*	271	16,691
CBIZ, Inc.*	457	10,351
CRA International, Inc.	260	10,501
Heidrick & Struggles International, Inc.	458	10,159
Kelly Services, Inc. (Class A Stock)	673	10,088
Mistras Group, Inc.*	2,235	9,029
Resources Connection, Inc.	876	9,627
TrueBlue, Inc.*	737	11,394

		98,519

Real Estate Management & Development 0.8%

CTO Realty Growth, Inc.	225	9,400
Forestar Group, Inc.*	809	12,273
FRP Holdings, Inc.*	222	8,780
Griffin Industrial Realty, Inc.	291	11,753
Realogy Holdings Corp.(a)	3,062	18,556

		60,762

Road & Rail 0.5%

ArcBest Corp.	493	11,038
Covenant Transportation Group, Inc. (Class A Stock)*	1,058	13,331
US Xpress Enterprises, Inc. (Class A Stock)*	2,801	14,285

		38,654

Semiconductors & Semiconductor Equipment 2.7%

Alpha & Omega Semiconductor Ltd.*	1,474	15,506
Ambarella, Inc.*	202	11,461
Brooks Automation, Inc.	312	12,471
CEVA, Inc.*	401	13,822
Cirrus Logic, Inc.*	149	10,800
DSP Group, Inc.*	741	13,353
FormFactor, Inc.*	457	11,503
GSI Technology, Inc.*	1,308	9,849
NeoPhotonics Corp.*	1,294	11,219
Onto Innovation, Inc.*	319	9,915
PDF Solutions, Inc.*	832	14,194
Photronics, Inc.*	957	11,474
Rambus, Inc.*	834	12,960
Semtech Corp.*	265	14,093
Synaptics, Inc.(a)*	160	10,195
Ultra Clean Holdings, Inc.*	649	13,454
Veeco Instruments, Inc.*	878	10,308

		206,577

Software 1.4%

American Software, Inc. (Class A Stock)	655	12,740
Avaya Holdings Corp.*	1,098	16,031
Cloudera, Inc.*	1,273	13,048
OneSpan, Inc.*	545	11,074

Description	Shares	Value

COMMON STOCKS (Continued)
Software (cont’d.)

Ping Identity Holding Corp.*	473	$13,391
QAD, Inc. (Class A Stock)	238	10,869
SecureWorks Corp. (Class A Stock)*	784	10,553
Telenav, Inc.*	2,174	10,761
Verint Systems, Inc.*	223	10,341

		108,808

Specialty Retail 4.4%

Aaron’s, Inc.	422	15,576
American Eagle Outfitters, Inc.	1,168	10,699
Buckle, Inc. (The)(a)	572	8,054
Caleres, Inc.	1,754	12,576
Cato Corp. (The) (Class A Stock)	895	8,682
Chico’s FAS, Inc.	6,707	9,054
Citi Trends, Inc.	1,036	16,825
Conn’s, Inc.*	2,075	14,982
Designer Brands, Inc. (Class A Stock)	1,763	10,807
Genesco, Inc.*	698	12,906
Group 1 Automotive, Inc.	214	13,469
Haverty Furniture Cos., Inc.	814	14,082
Hibbett Sports, Inc.*	898	17,349
Lithia Motors, Inc. (Class A Stock)	121	14,591
MarineMax, Inc.*	986	18,764
Murphy USA, Inc.*	113	13,119
Office Depot, Inc.	5,737	14,170
Sally Beauty Holdings, Inc.*	1,084	14,135
Shoe Carnival, Inc.(a)	393	10,214
Signet Jewelers Ltd.	1,434	15,129
Sleep Number Corp.*	458	14,276
Sonic Automotive, Inc. (Class A Stock)	707	18,580
Tilly’s, Inc. (Class A Stock)	2,257	11,556
Winmark Corp.	70	10,071
Zumiez, Inc.*	546	13,306

		332,972

Technology Hardware, Storage & Peripherals 0.2%

Immersion Corp.*	1,763	11,909

Textiles, Apparel & Luxury Goods 1.1%

Culp, Inc.	1,266	9,761
Delta Apparel, Inc.*	829	10,205
Fossil Group, Inc.*	2,895	8,830
G-III Apparel Group Ltd.*	1,313	13,563
Kontoor Brands, Inc.	482	7,047
Rocky Brands, Inc.	498	10,329
Vera Bradley, Inc.*	2,246	11,791
Wolverine World Wide, Inc.	601	12,585

		84,111

Thrifts & Mortgage Finance 3.9%

Axos Financial, Inc.*	496	10,813
Bridgewater Bancshares, Inc.*	1,003	10,451
Essent Group Ltd.	336	11,105
First Defiance Financial Corp.	662	10,996

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of May 31, 2020 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Thrifts & Mortgage Finance (cont’d.)

Flagstar Bancorp, Inc.	466	$13,654
FS Bancorp, Inc.	247	10,433
Home Bancorp, Inc.	356	8,459
HomeStreet, Inc.	441	10,505
Luther Burbank Corp.	1,063	10,928
Meridian Bancorp, Inc.	845	9,734
Meta Financial Group, Inc.	441	7,991
MMA Capital Holdings, Inc.*	405	10,109
Mr Cooper Group, Inc.*	1,315	14,662
Ocwen Financial Corp.*	17,824	13,175
OP Bancorp	1,346	8,534
PDL Community Bancorp*	842	7,527
PennyMac Financial Services, Inc.	429	14,406
Pioneer Bancorp, Inc.*	929	8,872
Provident Bancorp, Inc.	1,165	9,926
Provident Financial Holdings, Inc.	609	7,838
Provident Financial Services, Inc.	718	9,355
Radian Group, Inc.	679	10,782
Riverview Bancorp, Inc.	1,980	9,900
Southern Missouri Bancorp, Inc.	392	9,533
Sterling Bancorp, Inc.	2,493	7,105
Territorial Bancorp, Inc.	395	10,045
Timberland Bancorp, Inc.	514	9,237
Walker & Dunlop, Inc.	215	8,707
Western New England Bancorp, Inc.	1,396	7,371

		292,153

Tobacco 0.3%

Universal Corp.	225	9,914
Vector Group Ltd.	1,082	12,367

		22,281

Trading Companies & Distributors 1.6%

Beacon Roofing Supply, Inc.*	595	14,649
BMC Stock Holdings, Inc.*	491	12,850
DXP Enterprises, Inc.*	797	14,051
Foundation Building Materials, Inc.*	903	12,028
GMS, Inc.*	609	12,478
H&E Equipment Services, Inc.	695	11,912
Kaman Corp.	249	9,960
Systemax, Inc.	560	11,754
Triton International Ltd. (Bermuda)	375	11,438
Willis Lease Finance Corp.*	396	8,348

		119,468

Water Utilities 0.5%

Artesian Resources Corp. (Class A Stock)	258	9,059
Consolidated Water Co. Ltd. (Cayman Islands)	598	8,868
Middlesex Water Co.	155	10,518
York Water Co. (The)	204	9,058

		37,503

Description			Shares	Value

COMMON STOCKS (Continued)
Wireless Telecommunication Services 0.1%

Spok Holdings, Inc.			919	$9,438
TOTAL LONG-TERM INVESTMENTS (cost $9,016,779)				7,518,010

SHORT-TERM INVESTMENTS 2.2%
AFFILIATED MUTUAL FUND 1.4%
PGIM Institutional Money Market Fund (cost $108,938; includes $108,895 of cash collateral for securities on loan)(b)(w)			109,016	109,027

	Interest Rate	Maturity Date	Principal Amount (000)#

TIME DEPOSIT 0.8%
Sumitomo Mitsui Banking Corp. (cost $58,888)	0.010%	06/01/20	59	58,888
TOTAL SHORT-TERM INVESTMENTS (cost $167,826)				167,915

TOTAL INVESTMENTS 101.4% (cost $9,184,605)				7,685,925

Liabilities in excess of other assets (1.4)%				(102,561)

NET ASSETS 100.0%				$7,583,364

The following abbreviations are used in the quarterly report:

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $90,111; cash collateral of $108,895 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
*	Non-income producing security.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).